UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

Global Bond Fund

For the six-month period ended June 30, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Emerging Markets Bond Fund

21	Emerging Markets Corporate Debt Fund

34	Global Bond Fund

51	Statements of Assets and Liabilities

55	Statements of Operations

57	Statements of Changes in Net Assets

60	Financial Highlights

72	Notes to Financial Statements

96	Supplemental Information to Shareholders

Lord Abbett Global Fund, Inc.
Lord Abbett Emerging Markets Bond Fund,
Lord Abbett Emerging Markets Corporate Debt Fund,
and Lord Abbett Global Bond Fund
Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended June 30, 2023. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,032.10	$4.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91
Class C
Actual	$1,000.00	$1,028.70	$8.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.15
Class F
Actual	$1,000.00	$1,033.10	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class F3
Actual	$1,000.00	$1,033.20	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class I
Actual	$1,000.00	$1,033.10	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R3
Actual	$1,000.00	$1,030.60	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.41
Class R4
Actual	$1,000.00	$1,031.80	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class R5
Actual	$1,000.00	$1,033.10	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96
Class R6
Actual	$1,000.00	$1,033.20	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.63% for Class C, 0.78% for Class F, 0.77% for Class F3, 0.78% for Class I, 1.28% for Class R3, 1.03% for Class R4, 0.79% for Class R5 and 0.77% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Basic Materials	1.25%
Communications	0.75%
Consumer Non-Cyclical	0.29%
Energy	16.78%
Financial	4.09%
Foreign Government	68.14%
Industrial	0.35%
Utilities	5.74%
Repurchase Agreements	2.61%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,018.50	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,014.60	$8.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.51	$8.35
Class F
Actual	$1,000.00	$1,018.90	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class F3*
Actual	$1,000.00	$1,020.20	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class I
Actual	$1,000.00	$1,018.70	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R3
Actual	$1,000.00	$1,017.00	$6.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R4
Actual	$1,000.00	$1,018.20	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class R5
Actual	$1,000.00	$1,019.60	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R6*
Actual	$1,000.00	$1,019.40	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.67% for Class C, 0.95% for Class F, 0.71% for Class F3, 0.85% for Class I, 1.35% for Class R3, 1.10% for Class R4, 0.85% for Class R5 and 0.71% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.70% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.51	$3.51
Class R6	$3.50	$3.51

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Basic Materials	12.60%
Communications	7.02%
Consumer Cyclical	7.54%
Consumer Non-Cyclical	4.74%
Diversified	1.78%
Energy	23.77%
Financial	19.52%
Foreign Government	3.80%
Industrial	3.96%
Technology	2.80%
Utilities	10.24%
Repurchase Agreements	2.23%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Global Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,013.10	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class C
Actual	$1,000.00	$1,010.00	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class F
Actual	$1,000.00	$1,014.10	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class F3*
Actual	$1,000.00	$1,014.10	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86
Class I
Actual	$1,000.00	$1,014.10	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class R3
Actual	$1,000.00	$1,011.60	$5.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41
Class R4
Actual	$1,000.00	$1,012.80	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class R5
Actual	$1,000.00	$1,014.10	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class R6*
Actual	$1,000.00	$1,012.90	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.40% for Class C, 0.58% for Class F, 0.57% for Class F3, 0.58% for Class I, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.57% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.58% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.90	$2.91
Class R6	$2.89	$2.91

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Asset Backed Securities	8.10%
Basic Materials	1.04%
Communications	4.29%
Consumer Cyclical	5.06%
Consumer Non-Cyclical	6.33%
Diversified	1.07%
Energy	5.98%
Financials	18.20%
Foreign Government	14.13%
Industrials	6.98%
Mortgage-Backed Securities	10.79%
Municipal	0.39%
Technology	2.34%
U.S. Government	8.55%
Utilities	4.63%
Repurchase Agreements	2.12%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.16%

CORPORATE BONDS 29.41%

Bahrain 0.47%
Oil & Gas
Oil & Gas Holding Co. BSCC	7.625%	11/7/2024	$550,000	$560,358

Brazil 1.56%
Banks 0.66%
Banco do Brasil SA†	3.25%	9/30/2026	850,000	784,604

Media 0.40%
Globo Comunicacao e Participacoes SA†	4.875%	1/22/2030	600,000	478,208

Oil & Gas 0.50%
Petrobras Global Finance BV(a)	6.50%	7/3/2033	617,000	604,660
Total Brazil				1,867,472

Chile 2.04%
Electric 0.31%
Alfa Desarrollo SpA†	4.55%	9/27/2051	497,535	365,542

Mining 1.03%
Corp. Nacional del Cobre de Chile†	3.00%	9/30/2029	575,000	505,801
Corp. Nacional del Cobre de Chile	3.75%	1/15/2031	800,000	727,408
				1,233,209

Oil & Gas 0.70%
Empresa Nacional del Petroleo†	3.45%	9/16/2031	1,000,000	838,115
Total Chile				2,436,866

China 0.52%
Internet 0.35%
Prosus NV†	3.832%	2/8/2051	675,000	415,113

Investment Companies 0.17%
Huarong Finance 2019 Co. Ltd.	3.375%	2/24/2030	270,000	204,768
Total China				619,881

Colombia 1.10%
Oil & Gas 0.83%
Ecopetrol SA	5.875%	11/2/2051	300,000	198,817
Ecopetrol SA(a)	8.625%	1/19/2029	793,000	795,815
				994,632

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Colombia (continued)

Pipelines 0.27%
AI Candelaria Spain SA†	5.75%		6/15/2033	$437,000	$324,291
Total Colombia					1,318,923

India 1.30%
Commercial Services 0.29%
Adani Ports & Special Economic Zone Ltd.†	3.10%		2/2/2031	500,000	350,311

Oil & Gas 0.66%
Reliance Industries Ltd.†	2.875%		1/12/2032	950,000	792,850

Transportation 0.35%
Indian Railway Finance Corp. Ltd.	2.80%		2/10/2031	500,000	413,374
Total India					1,556,535

Indonesia 2.86%
Coal 0.42%
Indika Energy Capital IV Pte. Ltd.	8.25%		10/22/2025	500,000	497,875

Electric 1.27%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050	880,000	629,840
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.125%		5/15/2027	930,000	886,687
					1,516,527

Oil & Gas 1.17%
Pertamina Persero PT†	3.10%		1/21/2030	900,000	795,375
Pertamina Persero PT†	5.625%		5/20/2043	630,000	607,797
					1,403,172
Total Indonesia					3,417,574

Israel 0.74%
Banks
Bank Hapoalim BM†	3.255% (5 yr. CMT + 2.16%	)#	1/21/2032	480,000	412,671
Bank Leumi Le-Israel BM†	3.275% (5 yr. CMT + 1.63%	)#	1/29/2031	200,000	179,228
Bank Leumi Le-Israel BM†	5.125%		7/27/2027	300,000	298,315
Total Israel					890,214

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Kazakhstan 1.99%
Oil & Gas 1.13%
KazMunayGas National Co. JSC†	4.75%		4/19/2027		$700,000	$665,459
KazMunayGas National Co. JSC†	6.375%		10/24/2048		300,000	257,156
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		560,000	428,876
						1,351,491

Pipelines 0.86%
QazaqGaz NC JSC†	4.375%		9/26/2027		1,100,000	1,026,888
Total Kazakhstan						2,378,379

Kuwait 0.38%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%	)#	–	(b)	500,000	460,420

Malaysia 2.22%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		1,000,000	835,992
Petronas Capital Ltd.†	3.404%		4/28/2061		1,300,000	928,421
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		1,000,000	888,802
Total Malaysia						2,653,215

Mexico 3.33%
Electric 0.93%
Comision Federal de Electricidad†	3.348%		2/9/2031		625,000	494,524
Comision Federal de Electricidad	3.875%		7/26/2033		800,000	619,699
						1,114,223

Oil & Gas 2.40%
Petroleos Mexicanos	6.49%		1/23/2027		264,000	234,803
Petroleos Mexicanos	6.50%		6/2/2041		833,000	529,722
Petroleos Mexicanos	6.70%		2/16/2032		882,000	671,409
Petroleos Mexicanos	6.75%		9/21/2047		880,000	553,408
Petroleos Mexicanos	6.84%		1/23/2030		1,110,000	883,506
						2,872,848
Total Mexico						3,987,071

Morocco 0.21%
Chemicals
OCP SA†	5.125%		6/23/2051		350,000	255,934

Oman 0.97%
Electric
OmGrid Funding Ltd.†	5.196%		5/16/2027		1,200,000	1,162,516

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Panama 0.70%
Banks 0.33%
Banco Nacional de Panama†	2.50%	8/11/2030	$500,000	$393,872

Multi-National 0.37%
Banco Latinoamericano de Comercio Exterior SA†	2.375%	9/14/2025	478,000	443,912
Total Panama				837,784

Paraguay 0.23%
Banks
Banco Continental SAECA†	2.75%	12/10/2025	300,000	271,400

Peru 0.46%
Banks
Banco Internacional del Peru SAA Interbank†	3.25%	10/4/2026	590,000	549,375

Qatar 1.51%
Oil & Gas
QatarEnergy†	2.25%	7/12/2031	1,500,000	1,259,932
QatarEnergy†	3.30%	7/12/2051	750,000	552,064
Total Qatar				1,811,996

Saudi Arabia 1.28%
Electric 0.45%
Acwa Power Management & Investments One Ltd.†	5.95%	12/15/2039	548,741	535,443

Oil & Gas 0.34%
Saudi Arabian Oil Co.	2.25%	11/24/2030	300,000	250,059
Saudi Arabian Oil Co.†	3.25%	11/24/2050	225,000	156,566
				406,625

Pipelines 0.49%
EIG Pearl Holdings Sarl†	3.545%	8/31/2036	685,000	585,665
Total Saudi Arabia				1,527,733

South Africa 1.62%
Electric
Eskom Holdings SOC Ltd.	6.35%	8/10/2028	700,000	653,653
Eskom Holdings SOC Ltd.†	7.125%	2/11/2025	1,300,000	1,280,585
Total South Africa				1,934,238

South Korea 0.41%
Energy-Alternate Sources
Hanwha Energy USA Holdings Corp.†	4.125%	7/5/2025	500,000	484,459

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Supranational 0.38%
Multi-National
African Export-Import Bank†	2.634%		5/17/2026	$500,000	$451,695

Thailand 0.69%
Oil & Gas
Thaioil Treasury Center Co. Ltd.†	3.50%		10/17/2049	1,300,000	829,989

Turkey 0.56%
Banks
Akbank TAS	6.80%		2/6/2026	700,000	669,655

United Arab Emirates 1.88%
Electric 0.18%
Abu Dhabi National Energy Co. PJSC†	4.696%		4/24/2033	220,000	219,030

Energy-Alternate Sources 0.44%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049	652,299	527,933

Investment Companies 0.26%
MDGH GMTN RSC Ltd.†	5.50%		4/28/2033	300,000	315,586

Pipelines 0.65%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040	1,000,000	776,704

Sovereign 0.35%
Finance Department Government of Sharjah	3.625%		3/10/2033	500,000	411,700
Total United Arab Emirates					2,250,953
Total Corporate Bonds (cost $39,698,544)					35,184,635

FOREIGN GOVERNMENT OBLIGATIONS 67.75%

Angola 1.43%
Angolan Government International Bonds†	8.25%		5/9/2028	1,000,000	889,770
Angolan Government International Bonds	8.75%		4/14/2032	600,000	506,445
Angolan Government International Bonds†	9.125%		11/26/2049	400,000	309,500
Total Angola					1,705,715

Argentina 1.38%
Argentina Government International Bonds	1.50%	(c)	7/9/2035	2,950,000	887,380
Argentina Government International Bonds	3.50%	(c)	7/9/2041	1,173,000	378,798
Argentina Government International Bonds	3.875%	(c)	1/9/2038	1,081,193	383,850
Total Argentina					1,650,028

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Bahrain 2.79%
Bahrain Government International Bonds†	5.45%		9/16/2032	$1,550,000	$1,386,111
Bahrain Government International Bonds†	6.00%		9/19/2044	300,000	239,462
Bahrain Government International Bonds†	7.00%		1/26/2026	1,180,000	1,204,481
CBB International Sukuk Programme Co. WLL†	6.25%		10/18/2030	500,000	505,000
Total Bahrain					3,335,054

Bermuda 0.23%
Bermuda Government International Bonds†	2.375%		8/20/2030	320,000	268,323

Brazil 2.36%
Brazil Government International Bonds	3.75%		9/12/2031	1,650,000	1,427,976
Brazil Government International Bonds	4.75%		1/14/2050	1,431,000	1,057,084
Brazil Government International Bonds	5.00%		1/27/2045	436,000	340,922
Total Brazil					2,825,982

Chile 1.83%
Chile Government International Bonds(a)	4.95%		1/5/2036	1,150,000	1,136,606
Chile Government International Bonds(a)	5.33%		1/5/2054	1,060,000	1,054,404
Total Chile					2,191,010

Colombia 2.26%
Colombia Government International Bonds	3.00%		1/30/2030	505,000	393,790
Colombia Government International Bonds	3.25%		4/22/2032	875,000	649,521
Colombia Government International Bonds	4.125%		5/15/2051	750,000	450,705
Colombia Government International Bonds	5.00%		6/15/2045	1,735,000	1,212,191
Total Colombia					2,706,207

Costa Rica 1.04%
Costa Rica Government International Bonds†	5.625%		4/30/2043	862,000	742,673
Costa Rica Government International Bonds†	6.55%		4/3/2034	500,000	502,750
Total Costa Rica					1,245,423

Dominican Republic 3.01%
Dominican Republic International Bonds†	4.50%		1/30/2030	1,200,000	1,054,679
Dominican Republic International Bonds†	5.30%		1/21/2041	750,000	589,480
Dominican Republic International Bonds†	5.875%		1/30/2060	970,000	754,117
Dominican Republic International Bonds†	5.95%		1/25/2027	1,225,000	1,203,685
Total Dominican Republic					3,601,961

Ecuador 1.23%
Ecuador Government International Bonds†	1.50%	(c)	7/31/2040	3,281,077	1,028,618
Ecuador Government International Bonds†	2.50%	(c)	7/31/2035	1,275,000	445,649
Total Ecuador					1,474,267

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Egypt 2.28%
Egypt Government International Bonds†	7.30%	9/30/2033	$1,400,000	$774,620
Egypt Government International Bonds	7.50%	1/31/2027	1,150,000	840,558
Egypt Government International Bonds	7.60%	3/1/2029	570,000	370,551
Egypt Government International Bonds†	7.903%	2/21/2048	920,000	474,987
Egypt Government International Bonds†	8.75%	9/30/2051	500,000	271,110
Total Egypt				2,731,826

El Salvador 0.84%
El Salvador Government International Bonds	7.65%	6/15/2035	600,000	356,423
El Salvador Government International Bonds†	8.25%	4/10/2032	1,000,000	647,914
Total El Salvador				1,004,337

Gabon 0.64%
Gabon Government International Bonds†	7.00%	11/24/2031	967,000	769,925

Ghana 1.28%
Ghana Government International Bonds(a)	6.375%	2/11/2027	1,625,000	705,185
Ghana Government International Bonds†	7.625%	5/16/2029	730,000	314,525
Ghana Government International Bonds(a)	8.625%	4/7/2034	500,000	215,375
Ghana Government International Bonds	8.627%	6/16/2049	725,000	300,578
Total Ghana				1,535,663

Guatemala 0.96%
Guatemala Government Bonds†	4.375%	6/5/2027	625,000	592,459
Guatemala Government Bonds†	6.125%	6/1/2050	600,000	552,706
Total Guatemala				1,145,165

Hungary 1.29%
Hungary Government International Bonds	2.125%	9/22/2031	1,200,000	930,461
Hungary Government International Bonds†	6.125%	5/22/2028	600,000	609,940
Total Hungary				1,540,401

Indonesia 2.66%
Indonesia Government International Bonds	1.85%	3/12/2031	2,600,000	2,100,863
Indonesia Government International Bonds	3.50%	2/14/2050	500,000	385,476
Perusahaan Penerbit SBSN Indonesia III†	4.70%	6/6/2032	700,000	695,161
Total Indonesia				3,181,500

Jordan 0.80%
Jordan Government International Bonds†	5.85%	7/7/2030	500,000	459,355
Jordan Government International Bonds†	7.50%	1/13/2029	488,000	491,953
Total Jordan				951,308

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Kazakhstan 1.02%
Kazakhstan Government International Bonds†(d)	1.50%	9/30/2034	EUR	500,000	$393,110
Kazakhstan Government International Bonds†	4.875%	10/14/2044		$915,000	826,719
Total Kazakhstan					1,219,829

Kenya 0.95%
Republic of Kenya Government International Bonds†	6.30%	1/23/2034		520,000	394,069
Republic of Kenya Government International Bonds	6.875%	6/24/2024		300,000	286,101
Republic of Kenya Government International Bonds†	7.00%	5/22/2027		500,000	451,234
Total Kenya					1,131,404

Lebanon 0.11%
Lebanon Government International Bonds(e)	6.65%	2/26/2030		1,948,000	132,659

Mexico 2.79%
Mexico Government International Bonds	2.659%	5/24/2031		2,064,000	1,720,972
Mexico Government International Bonds	3.771%	5/24/2061		560,000	382,156
Mexico Government International Bonds	4.875%	5/19/2033		251,000	239,971
Mexico Government International Bonds	6.338%	5/4/2053		974,000	994,607
Total Mexico					3,337,706

Morocco 0.68%
Morocco Government International Bonds†	3.00%	12/15/2032		600,000	475,875
Morocco Government International Bonds†	4.00%	12/15/2050		500,000	337,375
Total Morocco					813,250

Nigeria 2.41%
Nigeria Government International Bonds†	6.50%	11/28/2027		1,850,000	1,616,660
Nigeria Government International Bonds†	7.375%	9/28/2033		1,030,000	813,607
Nigeria Government International Bonds	8.25%	9/28/2051		600,000	449,538
Total Nigeria					2,879,805

Oman 3.14%
Oman Government International Bonds†	4.75%	6/15/2026		2,550,000	2,483,085
Oman Government International Bonds†	6.25%	1/25/2031		300,000	304,986
Oman Government International Bonds†	6.75%	1/17/2048		1,000,000	963,262
Total Oman					3,751,333

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Panama 2.93%
Panama Government International Bonds	2.252%	9/29/2032		$1,300,000	$996,667
Panama Government International Bonds	3.87%	7/23/2060		1,010,000	671,978
Panama Government International Bonds	4.30%	4/29/2053		925,000	690,618
Panama Government International Bonds	4.50%	4/16/2050		1,475,000	1,146,785
Total Panama					3,506,048

Paraguay 0.90%
Paraguay Government International Bonds†	5.40%	3/30/2050		675,000	578,321
Paraguay Government International Bonds†(a)	5.85%	8/21/2033		500,000	500,801
Total Paraguay					1,079,122

Peru 2.21%
Peruvian Government International Bonds	1.862%	12/1/2032		1,000,000	772,280
Peruvian Government International Bonds	2.78%	12/1/2060		465,000	285,538
Peruvian Government International Bonds	3.00%	1/15/2034		1,900,000	1,583,175
Total Peru					2,640,993

Philippines 2.93%
Philippines Government International Bonds	2.65%	12/10/2045		2,800,000	1,890,565
Philippines Government International Bonds	3.229%	3/29/2027		1,700,000	1,611,090
Total Philippines					3,501,655

Poland 0.63%
Bank Gospodarstwa Krajowego†	5.375%	5/22/2033		350,000	348,591
Republic of Poland Government International Bonds	5.50%	4/4/2053		400,000	403,581
Total Poland					752,172

Qatar 1.84%
Qatar Government International Bonds†	4.00%	3/14/2029		900,000	881,350
Qatar Government International Bonds	4.40%	4/16/2050		500,000	455,900
Qatar Government International Bonds†	4.40%	4/16/2050		950,000	866,209
Total Qatar					2,203,459

Romania 1.34%
Romania Government International Bonds†(d)	2.625%	12/2/2040	EUR	1,000,000	666,389
Romania Government International Bonds	6.00%	5/25/2034		$324,000	322,074
Romania Government International Bonds†	6.625%	2/17/2028		600,000	618,174
Total Romania					1,606,637

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Saudi Arabia 4.23%
KSA Sukuk Ltd.†	2.25%	5/17/2031		$1,000,000	$843,185
KSA Sukuk Ltd.†	4.274%	5/22/2029		700,000	681,625
KSA Sukuk Ltd.†	5.268%	10/25/2028		1,600,000	1,635,712
Saudi Government International Bonds†	3.45%	2/2/2061		2,700,000	1,903,886
Total Saudi Arabia					5,064,408

Senegal 0.66%
Senegal Government International Bonds†(d)	5.375%	6/8/2037	EUR	220,000	161,023
Senegal Government International Bonds†	6.25%	5/23/2033		$750,000	629,765
Total Senegal					790,788

South Africa 2.11%
Republic of South Africa Government International Bonds	4.30%	10/12/2028		1,440,000	1,275,480
Republic of South Africa Government International Bonds	5.75%	9/30/2049		1,760,000	1,250,216
Total South Africa					2,525,696

South Korea 1.02%
Export-Import Bank of Korea†(d)	3.50%	6/7/2026	EUR	500,000	541,612
Korea National Oil Corp.†	4.75%	4/3/2026		$700,000	686,841
Total South Korea					1,228,453

Sri Lanka 1.25%
Sri Lanka Government International Bonds†	5.75%	4/18/2023		631,000	287,835
Sri Lanka Government International Bonds†(e)	5.875%	7/25/2022		920,000	427,929
Sri Lanka Government International Bonds†	6.75%	4/18/2028		1,130,000	520,377
Sri Lanka Government International Bonds†	7.55%	3/28/2030		550,000	253,219
Total Sri Lanka					1,489,360

Tunisia 0.11%
Tunisian Republic	5.75%	1/30/2025		200,000	133,810

Turkey 4.19%
Turkey Government International Bonds	4.25%	4/14/2026		2,100,000	1,881,545
Turkey Government International Bonds	5.25%	3/13/2030		1,445,000	1,189,185
Turkey Government International Bonds	5.75%	5/11/2047		1,450,000	994,468
Turkey Government International Bonds	5.95%	1/15/2031		500,000	423,035
Turkiye Ihracat Kredi Bankasi AS†	5.75%	7/6/2026		580,000	525,400
Total Turkey					5,013,633

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United Arab Emirates 1.24%
Abu Dhabi Government International Bonds†	1.70%	3/2/2031	$300,000	$249,970
Abu Dhabi Government International Bonds†	3.125%	9/30/2049	1,000,000	734,484
UAE International Government Bonds†	3.25%	10/19/2061	700,000	503,880
Total United Arab Emirates				1,488,334

Uruguay 0.53%
Uruguay Government International Bonds	4.975%	4/20/2055	226,000	220,477
Uruguay Government International Bonds	5.75%	10/28/2034	385,000	416,625
Total Uruguay				637,102

Zambia 0.22%
Zambia Government International Bonds	8.50%	4/14/2024	450,000	262,607
Total Foreign Government Obligations (cost $98,697,858)				81,054,358
Total Long-Term Investments (cost $138,396,402)				116,238,993

SHORT-TERM INVESTMENTS 2.60%

REPURCHASE AGREEMENTS 2.60%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $3,480,700 of U.S. Treasury Note at 2.375% due 05/15/2029; value: $3,180,762; proceeds: $3,119,018 (cost $3,118,343)			3,118,343	3,118,343
Total Investments in Securities 99.76% (cost $141,514,745)				119,357,336
Other Assets and Liabilities – Net(f) 0.24				282,222
Net Assets 100.00%				$119,639,558

EUR	Euro.
CMT	Constant Maturity Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $67,589,459, which represents 56.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
(a)	Securities purchased on a when-issued basis (See Note 2(l)).
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Defaulted (non-income producing security).
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS BOND FUND June 30, 2023

Forward Foreign Currency Exchange Contracts at June 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	9/13/2023	1,616,000	$1,745,636	$1,769,495	$(23,859)

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	September 2023	8	Short	EUR	(1,081,917)	EUR	(1,069,920)	$13,091
U.S. 10-Year Ultra Treasury Bond	September 2023	87	Short		$(10,421,576)		$(10,304,062)	117,514
U.S. 5-Year Treasury Note	September 2023	48	Short		(5,238,925)		(5,140,500)	98,425
Total Unrealized Appreciation on Futures Contracts								$229,030

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Buxl	September 2023	2	Short	EUR	(273,917)	EUR	(279,200)	$(5,765)
U.S. 10-Year Treasury Note	September 2023	15	Long		$1,712,114		$1,683,984	(28,130)
U.S. 2-Year Treasury Note	September 2023	29	Long		5,966,831		5,896,969	(69,862)
U.S. Long Bond	September 2023	63	Long		8,019,413		7,995,094	(24,319)
U.S. Ultra Bond	September 2023	31	Short		(4,195,473)		(4,222,781)	(27,308)
Total Unrealized Depreciation on Futures Contracts								$(155,384)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$35,184,635	$–	$35,184,635
Foreign Government Obligations	–	81,054,358	–	81,054,358
Short-Term Investments
Repurchase Agreements	–	3,118,343	–	3,118,343
Total	$–	$119,357,336	$–	$119,357,336

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(23,859)	–	(23,859)
Futures Contracts
Assets	229,030	–	–	229,030
Liabilities	(155,384)	–	–	(155,384)
Total	$73,646	$(23,859)	$–	$49,787

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 98.09%

COMMON STOCKS 0.32%

China 0.08%
Broadline Retail
Alibaba Group Holding Ltd. ADR*			331	$27,589

United States 0.24%
Chemicals 0.14%
Mosaic Co.			1,291	45,185

Food Products 0.10%
Archer-Daniels-Midland Co.			412	31,130
Total United States				76,315
Total Common Stocks (cost $145,497)				103,904

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 0.80%

China 0.15%
Internet
PDD Holdings, Inc.	Zero Coupon	12/1/2025	$49,000	47,699

Macau 0.65%
Lodging
Wynn Macau Ltd.†	4.50%	3/7/2029	200,000	209,812
Total Convertible Bonds (cost $246,240)				257,511

CORPORATE BONDS 94.14%

Argentina 1.70%
Energy-Alternate Sources 0.76%
YPF Energia Electrica SA†	10.00%	7/25/2026	262,000	243,903

Oil & Gas 0.94%
YPF SA†	6.95%	7/21/2027	370,000	304,105
Total Argentina				548,008

Brazil 4.68%
Airlines 0.49%
Azul Investments LLP	7.25%	6/15/2026	200,000	159,117

Cosmetics/Personal Care 0.54%
Natura Cosmeticos SA	4.125%	5/3/2028	200,000	173,165

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Brazil (continued)
Engineering & Construction 0.56%
Sitios Latinoamerica SAB de CV†	5.375%	4/4/2032	$200,000	$181,317

Forest Products & Paper 0.55%
Suzano Austria GmbH	3.125%	1/15/2032	219,000	175,457

Iron-Steel 1.05%
CSN Inova Ventures†	6.75%	1/28/2028	200,000	185,736
CSN Resources SA†	4.625%	6/10/2031	200,000	152,870
				338,606

Oil & Gas 1.49%
MC Brazil Downstream Trading Sarl†	7.25%	6/30/2031	396,575	268,240
Petrobras Global Finance BV(a)	6.50%	7/3/2033	218,000	213,640
				481,880
Total Brazil				1,509,542

Chile 3.79%
Banks 0.57%
Banco de Credito e Inversiones SA†	3.50%	10/12/2027	200,000	184,784

Electric 1.16%
Alfa Desarrollo SpA†	4.55%	9/27/2051	248,768	182,770
Colbun SA	3.95%	10/11/2027	200,000	189,587
				372,357

Engineering & Construction 0.53%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners	4.05%	4/27/2026	200,000	172,187

Mining 1.07%
Antofagasta PLC†	2.375%	10/14/2030	200,000	163,165
Corp. Nacional del Cobre de Chile	3.75%	1/15/2031	200,000	181,852
				345,017
Pipelines 0.46%
GNL Quintero SA†	4.634%	7/31/2029	152,960	148,870
Total Chile				1,223,215

China 7.61%
Building Materials 0.48%
West China Cement Ltd.	4.95%	7/8/2026	200,000	153,489

Diversified Financial Services 0.91%
BOC Aviation USA Corp.†	4.875%	5/3/2033	300,000	292,186

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
China (continued)
Gas 0.57%
ENN Clean Energy International Investment Ltd.†	3.375%		5/12/2026	$200,000	$185,303

Internet 3.17%
Meituan	3.05%		10/28/2030	300,000	237,846
Prosus NV	3.061%		7/13/2031	200,000	156,400
Prosus NV†	3.257%		1/19/2027	200,000	180,855
Prosus NV†	3.832%		2/8/2051	200,000	122,996
Tencent Holdings Ltd.	3.925%		1/19/2038	200,000	165,040
Weibo Corp.	3.375%		7/8/2030	200,000	159,428
					1,022,565

Investment Companies 1.04%
Huarong Finance 2019 Co. Ltd.	3.375%		2/24/2030	200,000	151,680
Huarong Finance II Co. Ltd.	5.00%		11/19/2025	200,000	184,692
					336,372

Real Estate 0.97%
Country Garden Holdings Co. Ltd.	3.30%		1/12/2031	500,000	137,221
Country Garden Holdings Co. Ltd.	3.875%		10/22/2030	200,000	57,191
Kaisa Group Holdings Ltd.†	11.95%		10/22/2022	400,000	26,663
Ronshine China Holdings Ltd.(b)	8.10%		6/9/2023	200,000	9,873
Shimao Group Holdings Ltd.	3.45%		1/11/2031	200,000	15,297
Sunac China Holdings Ltd.	7.50%		2/1/2024	450,000	67,549
					313,794

Telecommunications 0.47%
Xiaomi Best Time International Ltd.	2.875%		7/14/2031	200,000	151,261
Total China					2,454,970

Colombia 4.06%
Banks 0.53%
Bancolombia SA	4.625% (5 yr. CMT + 2.94%	)#	12/18/2029	200,000	170,408

Oil & Gas 2.32%
Ecopetrol SA	5.875%		11/2/2051	302,000	200,142
Ecopetrol SA(a)	8.625%		1/19/2029	400,000	401,420
SierraCol Energy Andina LLC†	6.00%		6/15/2028	200,000	147,255
					748,817

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Colombia (continued)
Pipelines 1.21%
AI Candelaria Spain SA†	5.75%	6/15/2033	$250,000	$185,521
AI Candelaria Spain SA	7.50%	12/15/2028	220,833	206,979
				392,500
Total Colombia				1,311,725

Dominican Republic 1.13%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	408,000	364,475

Ghana 0.53%
Oil & Gas
Kosmos Energy Ltd.†	7.75%	5/1/2027	200,000	171,821

India 4.50%
Commercial Services 0.65%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	300,000	210,186

Electric 0.81%
Adani Transmission Step-One Ltd.†	4.00%	8/3/2026	300,000	262,545

Energy-Alternate Sources 0.52%
Greenko Dutch BV†	3.85%	3/29/2026	188,000	169,227

Iron-Steel 0.50%
JSW Steel Ltd.	5.05%	4/5/2032	200,000	161,855

Mining 0.47%
Vedanta Resources Finance II PLC	8.95%	3/11/2025	200,000	151,206

Oil & Gas 0.78%
Reliance Industries Ltd.†	2.875%	1/12/2032	300,000	250,374

Transportation 0.77%
Indian Railway Finance Corp. Ltd.	2.80%	2/10/2031	300,000	248,024
Total India				1,453,417

Indonesia 5.86%
Coal 0.77%
Indika Energy Capital IV Pte. Ltd.	8.25%	10/22/2025	250,000	248,937

Electric 2.26%
Cikarang Listrindo Tbk PT†	4.95%	9/14/2026	200,000	190,866
Minejesa Capital BV†	4.625%	8/10/2030	600,000	540,125
				730,991

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Indonesia (continued)
Mining 2.25%
Bukit Makmur Mandiri Utama PT†	7.75%		2/10/2026		$400,000	$342,000
Freeport Indonesia PT	5.315%		4/14/2032		200,000	189,618
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030		200,000	194,093
						725,711

Oil & Gas 0.58%
Medco Bell Pte. Ltd.	6.375%		1/30/2027		200,000	187,407
Total Indonesia						1,893,046

Israel 3.35%
Banks 1.09%
Bank Hapoalim BM†	3.255% (5 yr. CMT + 2.16%	)#	1/21/2032		200,000	171,946
Bank Leumi Le-Israel BM†	3.275% (5 yr. CMT + 1.63%	)#	1/29/2031		200,000	179,228
						351,174

Pharmaceuticals 2.26%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026		600,000	538,384
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		292,000	192,356
						730,740
Total Israel						1,081,914

Kazakhstan 0.71%
Oil & Gas
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		300,000	229,755

Kuwait 1.41%
Banks
NBK SPC Ltd.†	1.625% (SOFR + 1.05%	)#	9/15/2027		200,000	178,602
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%	)#	–	(c)	300,000	276,252
Total Kuwait						454,854

Macau 3.91%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	182,213
Sands China Ltd.	5.625%		8/8/2025		200,000	195,248
Sands China Ltd.	5.90%		8/8/2028		400,000	381,660
Studio City Finance Ltd.	5.00%		1/15/2029		200,000	148,402

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Macau (continued)
Studio City Finance Ltd.	6.00%		7/15/2025			$200,000	$185,897
Wynn Macau Ltd.	5.125%		12/15/2029			200,000	168,256
Total Macau							1,261,676

Malaysia 1.68%
Oil & Gas 0.52%
Petronas Capital Ltd.	2.48%		1/28/2032			200,000	167,198

Transportation 1.16%
Misc Capital Two Labuan Ltd.	3.75%		4/6/2027			400,000	374,591
Total Malaysia							541,789

Mexico 4.31%
Banks 0.60%
Banco Mercantil del Norte SA	6.75% (5 yr. CMT + 4.97%	)#	–	(c)		200,000	192,325

Electric 1.26%
Comision Federal de Electricidad†	4.688%		5/15/2029			450,000	405,508

Mining 0.79%
Industrias Penoles SAB de CV†	4.75%		8/6/2050			200,000	159,430
Southern Copper Corp.	5.25%		11/8/2042			100,000	95,744
							255,174
Oil & Gas 0.65%
Petroleos Mexicanos	6.49%		1/23/2027			238,000	211,678

REITS 1.01%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%		7/22/2031			200,000	149,894
Trust Fibra Uno†	4.869%		1/15/2030			200,000	176,892
							326,786
Total Mexico							1,391,471

Morocco 1.28%
Chemicals
OCP SA†	3.75%		6/23/2031			500,000	414,765

Nigeria 0.73%
Banks
BOI Finance BV†(d)	7.50%		2/16/2027		EUR	250,000	235,619

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Oman 0.88%
Oil & Gas
OQ SAOC†	5.125%		5/6/2028		$300,000	$284,958

Panama 1.01%
Engineering & Construction 0.48%
Aeropuerto Internacional de Tocumen SA†	5.125%		8/11/2061		200,000	154,392

Media 0.53%
Telecomunicaciones Digitales SA†	4.50%		1/30/2030		200,000	170,263
Total Panama						324,655

Paraguay 1.13%
Banks 0.56%
Banco Continental SAECA†	2.75%		12/10/2025		200,000	180,933

Telecommunications 0.57%
Telefonica Celular del Paraguay SA	5.875%		4/15/2027		200,000	183,727
Total Paraguay						364,660

Peru 1.68%
Banks 0.55%
Banco de Credito del Peru SA†	3.25% (5 yr. CMT + 2.45%	)#	9/30/2031		200,000	176,272

Pipelines 0.60%
Transportadora de Gas del Peru SA	4.25%		4/30/2028		200,000	192,907

Retail 0.53%
InRetail Consumer†	3.25%		3/22/2028		200,000	171,944
Total Peru						541,123

Philippines 0.56%
Holding Companies-Diversified
San Miguel Corp.	5.50% (5 yr. CMT + 10.24%	)#	–	(c)	200,000	180,500

Qatar 3.91%
Banks 0.86%
QNB Finance Ltd.	2.75%		2/12/2027		300,000	277,401

Gas 0.41%
Nakilat, Inc.†	6.267%		12/31/2033		124,509	132,326

Oil & Gas 1.04%
QatarEnergy†	2.25%		7/12/2031		400,000	335,982

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Qatar (continued)
Telecommunications 1.60%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		$600,000	$518,099
Total Qatar						1,263,808

Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		300,000	–	(e)
Sberbank of Russia Via SB Capital SA	5.25%		5/23/2023		450,000	–	(e)
Total Russia						–

Saudi Arabia 4.45%
Electric 0.60%
Acwa Power Management & Investments One Ltd.†	5.95%		12/15/2039		199,542	194,707

Oil & Gas 2.15%
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	416,765
Saudi Arabian Oil Co.†	3.25%		11/24/2050		400,000	278,340
						695,105

Pipelines 1.70%
EIG Pearl Holdings Sarl†	3.545%		8/31/2036		400,000	341,994
TMS Issuer Sarl†	5.78%		8/23/2032		200,000	206,331
						548,325
Total Saudi Arabia						1,438,137

Singapore 1.71%
Banks
DBS Group Holdings Ltd.	1.822% (5 yr. CMT + 1.10%	)#	3/10/2031		200,000	179,002
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%	)#	10/14/2031		200,000	175,809
United Overseas Bank Ltd.	3.875% (5 yr. USD Swap + 1.79%	)#	–	(c)	200,000	197,697
Total Singapore						552,508

South Africa 2.34%
Chemicals 0.49%
Sasol Financing USA LLC	5.50%		3/18/2031		200,000	157,676

Electric 1.22%
Eskom Holdings SOC Ltd.†	7.125%		2/11/2025		400,000	394,026

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
South Africa (continued)
Mining 0.63%
Gold Fields Orogen Holdings BVI Ltd.	6.125%		5/15/2029	$200,000	$202,419
Total South Africa					754,121

South Korea 2.81%
Electric 0.81%
Korea Midland Power Co. Ltd.	1.25%		8/9/2026	300,000	261,411

Energy-Alternate Sources 0.90%
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025	300,000	290,675

Iron-Steel 0.62%
POSCO†	5.625%		1/17/2026	200,000	199,187

Semiconductors 0.48%
SK Hynix, Inc.	2.375%		1/19/2031	200,000	154,385
Total South Korea					905,658

Supranational 0.98%
Multi-National
African Export-Import Bank†	2.634%		5/17/2026	350,000	316,186

Taiwan 2.33%
Semiconductors
TSMC Arizona Corp.	4.125%		4/22/2029	250,000	239,008
TSMC Global Ltd.†	1.75%		4/23/2028	200,000	172,296
TSMC Global Ltd.†	4.375%		7/22/2027	350,000	341,897
Total Taiwan					753,201

Thailand 3.74%
Banks 1.81%
Bangkok Bank PCL†	3.466% (5 yr. CMT + 2.15%	)#	9/23/2036	300,000	244,779
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%	)#	9/25/2034	400,000	339,560
					584,339

Chemicals 1.03%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031	400,000	330,774

Oil & Gas 0.90%
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030	200,000	163,542
Thaioil Treasury Center Co. Ltd.†	3.50%		10/17/2049	200,000	127,691
					291,233
Total Thailand					1,206,346

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Turkey 4.27%
Banks 1.90%
Akbank TAS†	5.125%		3/31/2025		$650,000	$614,755

Commercial Services 0.55%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		199,830	175,866

Holding Companies-Diversified 1.23%
KOC Holding AS	6.50%		3/11/2025		400,000	395,920

Oil & Gas 0.59%
Turkiye Petrol Rafinerileri AS	4.50%		10/18/2024		200,000	191,512
Total Turkey						1,378,053

Ukraine 0.47%
Telecommunications
VF Ukraine PAT via VFU Funding PLC	6.20%		2/11/2025		200,000	151,000

United Arab Emirates 5.62%
Banks 1.48%
Fab Sukuk Co. Ltd.	2.50%		1/21/2025		300,000	287,384
First Abu Dhabi Bank PJSC	4.50% (5 yr. CMT + 4.14%	)#	–	(c)	200,000	188,213
						475,597
Commercial Services 0.67%
DP World Ltd.†	6.85%		7/2/2037		200,000	217,100

Electric 1.17%
Abu Dhabi National Energy Co. PJSC†	2.00%		4/29/2028		200,000	178,139
Abu Dhabi National Energy Co. PJSC†	4.696%		4/24/2033		200,000	199,118
						377,257

Energy-Alternate Sources 0.49%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		194,716	157,592

Equity Real Estate 0.61%
MAF Sukuk Ltd.	4.50%		11/3/2025		200,000	197,274

Pipelines 1.20%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		500,000	388,352
Total United Arab Emirates						1,813,172

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United Kingdom 2.82%
Banks 1.25%
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%	)#	1/9/2029		$400,000	$402,538

Retail 1.57%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031		600,000	508,669
Total United Kingdom						911,207

United States 0.64%
Auto Manufacturers 0.40%
Hyundai Capital America†	5.68%		6/26/2028		130,000	129,029

Chemicals 0.24%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		88,000	76,628
Total United States						205,657

Zambia 1.55%
Mining
First Quantum Minerals Ltd.	6.875%		3/1/2026		300,000	295,736
First Quantum Minerals Ltd.†	8.625%		6/1/2031		200,000	205,226
Total Zambia						500,962
Total Corporate Bonds (cost $34,289,144)						30,387,974

FOREIGN GOVERNMENT OBLIGATIONS 2.83%

South Korea
Korea National Oil Corp.†	4.75%		4/3/2026		600,000	588,721
Export-Import Bank of Korea†(d)	3.50%		6/7/2026	EUR	300,000	324,967
Total Foreign Government Obligation (cost $917,802)						913,688
Total Long-Term Investments (cost $35,598,683)						$31,663,077

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.23%

REPURCHASE AGREEMENTS 2.23%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $744,100 of U.S. Treasury Note at 3.750% due 5/31/2030; value: $735,226; proceeds: $720,903 (cost $720,747)	$720,747	$720,747
Total Investments in Securities 100.32% (cost $ 36,319,430)		32,383,824
Other Assets and Liabilities – Net(f) (0.32)		(103,695)
Net Assets 100.00%		$32,280,129

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $18,007,295, which represents 55.78% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
(a)	Securities purchased on a when-issued basis (See Note 2(l)).
(b)	Defaulted (non-income producing security).
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at June 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	9/13/2023	312,000	$341,409	$341,635	$226

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	9/13/2023	829,000	$895,502	$907,742	$(12,240)

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2023

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	September 2023	3	Short	EUR	(350,542)	EUR	(347,130)	$3,723
U.S. 10-Year Ultra Treasury Bond	September 2023	21	Short		$(2,512,735)		$(2,487,187)	25,548
U.S. 5-Year Treasury Note	September 2023	29	Short		(3,162,243)		(3,105,718)	56,525
U.S. Ultra Treasury Bond	September 2023	4	Long		539,496		544,875	5,379
Total Unrealized Appreciation on Futures Contracts								$91,175

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2023	14	Long		$2,875,001		$2,846,812	$(28,189)
U.S. Long Bond	September 2023	4	Long		508,684		507,625	(1,059)
Total Unrealized Depreciation on Futures Contracts								$(29,248)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks	$103,904	$–	$–		$103,904
Convertible Bonds	–	257,511	–		257,511
Corporate Bonds
Banks	–	4,853,507	–	(3)	4,853,507
Remaining Industries	–	25,534,467	–		25,534,467
Foreign Government Obligations	–	913,688	–		913,688
Short-Term Investments
Repurchase Agreements	–	720,747	–		720,747
Total	$103,904	$32,279,920	$–		$32,383,824

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$226	$–		$226
Liabilities	–	(12,240)	–		(12,240)
Futures Contracts
Assets	91,175	–	–		91,175
Liabilities	(29,248)	–	–		(29,248)
Total	$61,927	$(12,014)	$–		$49,913

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero market value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.56%

ASSET-BACKED SECURITIES 8.55%

Cayman Islands 3.02%
Other
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	6.997% (1 mo. USD Term SOFR + 1.85%	)#	5/15/2037	$100,000	$98,751
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.32% (3 mo. USD LIBOR + 1.06%	)#	7/15/2031	100,000	98,730
Verde CLO Ltd. Series 2019-1A Class AR†	6.36% (3 mo. USD LIBOR + 1.10%	)#	4/15/2032	100,000	98,818
					296,299

United States 5.53%
Automobiles 1.74%
Avid Automobile Receivables Trust Series 2019-1 Class C†	3.14%		7/15/2026	32,749	32,674
CarMax Auto Owner Trust Series 2023-1 Class D	6.27%		11/15/2029	50,000	49,124
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%		5/20/2027	50,000	49,485
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	40,000	39,589
					170,872

Credit Card 1.64%
BA Credit Card Trust Series 2022-A2 Class A2	5.00%		4/15/2028	25,000	24,895
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	50,000	48,335
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	50,000	49,782
Perimeter Master Note Business Trust Series 2019-2A Class A†	4.23%		5/15/2024	38,426	38,011
					161,023

Other 2.15%
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	100,000	100,206
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	100,000	86,922
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	24,125	23,550
					210,678
Total United States					542,573
Total Asset-Backed Securities (cost $848,849)					838,872

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
CORPORATE BONDS 50.62%

Australia 0.21%
Mining
FMG Resources August 2006 Pty. Ltd.†	4.375%	4/1/2031		$12,000	$10,263
FMG Resources August 2006 Pty. Ltd.†	4.50%	9/15/2027		11,000	10,254
Total Australia					20,517

Austria 1.13%
Holding Companies-Diversified
Benteler International AG†(a)	9.375%	5/15/2028	EUR	100,000	110,484

Bermuda 1.01%
Insurance
PartnerRe Ireland Finance DAC(a)	1.25%	9/15/2026	EUR	100,000	99,304

Brazil 0.05%
Forest Products & Paper
Suzano Austria GmbH	3.125%	1/15/2032		$6,000	4,807

Canada 1.03%
Aerospace/Defense 0.11%
Bombardier, Inc.†	6.00%	2/15/2028		11,000	10,409

Banks 0.17%
Toronto-Dominion Bank	4.456%	6/8/2032		18,000	17,095

Distribution/Wholesale 0.16%
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031		15,000	15,580

Electric 0.14%
TransAlta Corp.	7.75%	11/15/2029		13,000	13,397

Insurance 0.12%
Jones Deslauriers Insurance Management, Inc.†	8.50%	3/15/2030		12,000	12,256

Oil & Gas 0.10%
Baytex Energy Corp.†	8.75%	4/1/2027		10,000	10,136

Oil & Gas Services 0.23%
Enerflex Ltd.†	9.00%	10/15/2027		23,000	22,400
Total Canada					101,273

Colombia 0.76%
Oil & Gas
Ecopetrol SA(b)	8.625%	1/19/2029		74,000	74,263

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Denmark 0.92%
Banks
Danske Bank AS(a)	0.75% (1 yr. EURIBOR ICE Swap + 0.88%	)#	6/9/2029	EUR	100,000	$90,221

France 2.12%
Environmental Control 0.99%
Paprec Holding SA(a)	3.50%		7/1/2028	EUR	100,000	97,010

Miscellaneous Manufacturing 0.10%
Calderys Financing LLC†	11.25%		6/1/2028		$10,000	10,260

Water 1.03%
Suez SACA(a)	1.875%		5/24/2027	EUR	100,000	100,602
Total France						207,872

Ireland 0.65%
Diversified Financial Services
Avolon Holdings Funding Ltd.†	2.125%		2/21/2026		$72,000	64,043

Mexico 0.48%
Oil & Gas
Petroleos Mexicanos	6.70%		2/16/2032		62,000	47,197

Portugal 0.93%
Electric
Ren Finance BV(a)	0.50%		4/16/2029	EUR	100,000	91,296

Slovenia 0.88%
Internet
United Group BV†(a)	5.25%		2/1/2030	EUR	100,000	86,610

Spain 1.02%
Telecommunications
Lorca Telecom Bondco SA†(a)	4.00%		9/18/2027	EUR	100,000	99,790

Supranational 0.77%
Multi-National
International Bank for Reconstruction & Development	5.38% (SOFR + 0.29%	)#	11/22/2028		$40,000	39,749
International Finance Corp.(a)	0.375%		9/10/2025	NZD	65,000	35,737
Total Supranational						75,486

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Switzerland 0.90%
Retail
Richemont International Holding SA(a)	2.00%	3/26/2038	EUR	100,000	$88,324

United Arab Emirates 1.37%
Pipelines
Galaxy Pipeline Assets Bidco Ltd.†	1.75%	9/30/2027		$145,874	134,680

United Kingdom 6.72%
Aerospace/Defense 1.08%
Rolls-Royce plc(a)	0.875%	5/9/2024	EUR	100,000	105,814

Agriculture 0.70%
BAT Capital Corp.	3.222%	8/15/2024		$71,000	68,926

Commercial Services 0.95%
BCP V Modular Services Finance II PLC(a)	4.75%	11/30/2028	EUR	100,000	93,284

Electric 0.31%
National Grid PLC	5.809%	6/12/2033		$30,000	30,548

Engineering & Construction 1.29%
Heathrow Funding Ltd.(a)	6.75%	12/3/2026	GBP	100,000	126,834

Entertainment 1.20%
CPUK Finance Ltd.(a)	3.588%	2/28/2025	GBP	100,000	117,171

Retail 1.19%
Stonegate Pub Co. Financing 2019 PLC(a)	8.25%	7/31/2025	GBP	100,000	116,704
Total United Kingdom					659,281

United States 29.67%
Aerospace/Defense 0.23%
Spirit AeroSystems, Inc.†	9.375%	11/30/2029		$9,000	9,646
TransDigm, Inc.	4.625%	1/15/2029		15,000	13,361
					23,007

Agriculture 0.49%
Cargill, Inc. †	4.00%	6/22/2032		27,000	24,988
Philip Morris International, Inc.	5.625%	11/17/2029		23,000	23,454
					48,442

Airlines 0.20%
American Airlines, Inc.†	7.25%	2/15/2028		10,000	9,951
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		10,000	9,719
					19,670

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States (continued)
Auto Manufacturers 0.34%
Ford Motor Co.	3.25%		2/12/2032	$42,000	$33,079

Banks 5.49%
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	37,000	30,679
Bank of America Corp.	3.841% (SOFR + 1.11%	)#	4/25/2025	35,000	34,317
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	25,000	23,427
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030	20,000	19,308
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032	70,000	57,187
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	10,000	9,829
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	39,000	31,255
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%	)#	9/29/2025	36,000	34,798
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%	)#	4/22/2032	88,000	73,126
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	25,000	21,069
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	14,000	12,795
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	25,000	19,880
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	44,000	33,403
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	16,000	15,383
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	25,000	23,806
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	27,000	25,233
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	38,000	34,449
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	25,000	21,406
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034	18,000	17,893
					539,243

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Beverages 1.08%
Molson Coors Beverage Co.(a)	1.25%		7/15/2024	EUR	100,000	$105,662

Biotechnology 0.23%
Amgen, Inc.	5.25%		3/2/2030		$23,000	23,064

Building Materials 0.32%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		12,000	11,373
Griffon Corp.	5.75%		3/1/2028		10,000	9,363
Standard Industries, Inc.†	4.375%		7/15/2030		12,000	10,404
						31,140

Chemicals 0.62%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		11,000	9,579
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		47,000	41,922
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025		10,000	9,716
						61,217

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029		12,000	10,092

Computers 1.20%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028		12,000	10,867
International Business Machines Corp.(a)	3.75%		2/6/2035	EUR	100,000	106,939
						117,806

Diversified Financial Services 0.80%
AG Issuer LLC†	6.25%		3/1/2028		$14,000	13,351
Aircastle Ltd.†	2.85%		1/26/2028		20,000	17,030
American Express Co.	4.42% (SOFR + 1.76%	)#	8/3/2033		21,000	19,826
Aviation Capital Group LLC†	6.25%		4/15/2028		19,000	18,974
OneMain Finance Corp.	5.375%		11/15/2029		11,000	9,362
						78,543

Electric 1.96%
AEP Texas, Inc.	5.40%		6/1/2033		12,000	11,946
Calpine Corp.†	5.125%		3/15/2028		11,000	9,831
Constellation Energy Generation LLC	6.25%		10/1/2039		18,000	18,691
Duke Energy Corp.	4.50%		8/15/2032		35,000	33,010
Duke Energy Indiana LLC	5.40%		4/1/2053		12,000	12,115
IPALCO Enterprises, Inc.	4.25%		5/1/2030		25,000	22,645

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		$23,000	$20,519
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		13,000	13,220
Southern Co.	4.475%	(c)	8/1/2024		42,000	41,249
Vistra Operations Co. LLC†	4.375%		5/1/2029		10,000	8,768
						191,994

Electronics 1.09%
Honeywell International, Inc.(a)	3.50%		5/17/2027	EUR	100,000	107,353

Engineering & Construction 0.13%
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		$14,000	12,620

Entertainment 0.20%
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		11,000	9,855
Penn Entertainment, Inc.†	5.625%		1/15/2027		11,000	10,299
						20,154

Food 0.11%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		12,000	10,399

Gas 0.53%
CenterPoint Energy Resources Corp.	1.75%		10/1/2030		27,000	21,671
Southwest Gas Corp.	4.05%		3/15/2032		34,000	30,641
						52,312

Health Care-Products 0.11%
Medline Borrower LP†	3.875%		4/1/2029		12,000	10,440

Health Care-Services 2.23%
Catalent Pharma Solutions, Inc.†	5.00%		7/15/2027		11,000	10,106
Centene Corp.	3.375%		2/15/2030		65,000	55,922
Centene Corp.	4.25%		12/15/2027		15,000	14,039
Charles River Laboratories International, Inc.†	4.00%		3/15/2031		12,000	10,435
CHS/Community Health Systems, Inc.†	5.625%		3/15/2027		11,000	9,704
Elevance Health, Inc.	5.50%		10/15/2032		23,000	23,661
Humana, Inc.	5.875%		3/1/2033		30,000	31,192
ModivCare Escrow Issuer, Inc.†	5.00%		10/1/2029		8,000	5,928
Molina Healthcare, Inc.†	3.875%		11/15/2030		11,000	9,462
Tenet Healthcare Corp.†	6.75%		5/15/2031		10,000	10,037
UnitedHealth Group, Inc.	4.00%		5/15/2029		40,000	38,255
						218,741

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United States (continued)
Insurance 0.30%
Assurant, Inc.	2.65%	1/15/2032	$13,000	$9,746
New York Life Global Funding†	4.55%	1/28/2033	20,000	19,283
				29,029

Internet 1.00%
Amazon.com, Inc.	4.70%	12/1/2032	64,000	64,556
EquipmentShare.com, Inc.†	9.00%	5/15/2028	11,000	10,692
Netflix, Inc.	5.875%	2/15/2025	10,000	10,049
Netflix, Inc.	5.875%	11/15/2028	12,000	12,424
				97,721

Iron-Steel 0.12%
U.S. Steel Corp.	6.65%	6/1/2037	12,000	11,478

Leisure Time 0.44%
Life Time, Inc.†	5.75%	1/15/2026	12,000	11,705
Lindblad Expeditions Holdings, Inc.†	9.00%	5/15/2028	10,000	10,156
NCL Corp. Ltd.†	5.875%	2/15/2027	11,000	10,718
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	11,000	10,297
				42,876

Lodging 0.33%
Station Casinos LLC†	4.625%	12/1/2031	12,000	10,123
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	12,000	10,969
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	12,000	11,381
				32,473

Machinery-Diversified 0.11%
Chart Industries, Inc.†	9.50%	1/1/2031	10,000	10,620

Media 0.72%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	22,000	18,832
DISH Network Corp.†	11.75%	11/15/2027	14,000	13,678
FactSet Research Systems, Inc.	3.45%	3/1/2032	45,000	38,332
				70,842

Metal Fabricate-Hardware 0.12%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030	12,000	11,885

Mining 0.10%
Hecla Mining Co.	7.25%	2/15/2028	10,000	9,920

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Oil & Gas 2.86%
Callon Petroleum Co.†	8.00%		8/1/2028		$11,000	$10,889
Civitas Resources, Inc.†	8.375%		7/1/2028		12,000	12,151
Comstock Resources, Inc.†	6.75%		3/1/2029		12,000	10,992
Continental Resources, Inc.†	5.75%		1/15/2031		62,000	58,964
Crescent Energy Finance LLC†	9.25%		2/15/2028		10,000	9,713
Diamondback Energy, Inc.	3.125%		3/24/2031		52,000	44,567
Earthstone Energy Holdings LLC†	8.00%		4/15/2027		10,000	9,667
EQT Corp.	7.00%		2/1/2030		55,000	57,636
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%		2/1/2031		11,000	9,846
Occidental Petroleum Corp.	6.125%		1/1/2031		16,000	16,263
Ovintiv, Inc.	6.50%		2/1/2038		21,000	20,616
Permian Resources Operating LLC†	5.375%		1/15/2026		10,000	9,537
Vital Energy, Inc.	9.50%		1/15/2025		10,000	9,936
						280,777

Packaging & Containers 1.54%
Crown European Holdings SA†(a)	5.00%		5/15/2028	EUR	100,000	110,348
Owens-Brockway Glass Container, Inc.†	6.625%		5/13/2027		$10,000	9,914
Owens-Brockway Glass Container, Inc.†	7.25%		5/15/2031		11,000	11,151
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.†	4.375%		10/15/2028		23,000	19,942
						151,355

Pharmaceuticals 0.65%
BellRing Brands, Inc.†	7.00%		3/15/2030		10,000	10,074
Cigna Group	4.375%		10/15/2028		11,000	10,642
Pfizer Investment Enterprises Pte. Ltd.	4.75%		5/19/2033		43,000	42,855
						63,571

Pipelines 0.41%
Buckeye Partners LP	9.293% (3 mo. USD LIBOR + 4.02%	)#	1/22/2078		12,000	10,116
NGPL PipeCo LLC†	3.25%		7/15/2031		24,000	19,812
Venture Global LNG, Inc.†	8.375%		6/1/2031		10,000	10,095
						40,023

REITS 0.78%
American Tower Corp.	3.80%		8/15/2029		42,000	38,367
American Tower Corp.	5.55%		7/15/2033		12,000	12,093
Crown Castle, Inc.	3.30%		7/1/2030		29,000	25,653
						76,113

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States (continued)
Retail 0.30%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%		4/26/2028	$10,000	$10,350
Gap, Inc.†	3.875%		10/1/2031	13,000	8,916
Macy’s Retail Holdings LLC†	5.875%		4/1/2029	11,000	10,050
					29,316

Semiconductors 0.11%
Entegris, Inc.†	3.625%		5/1/2029	12,000	10,353

Software 1.16%
Cloud Software Group, Inc.†	6.50%		3/31/2029	11,000	9,805
Oracle Corp.	6.25%		11/9/2032	55,000	58,406
ROBLOX Corp.†	3.875%		5/1/2030	12,000	10,127
Workday, Inc.	3.80%		4/1/2032	40,000	36,026
					114,364

Telecommunications 0.91%
Frontier Communications Holdings LLC†	5.00%		5/1/2028	23,000	19,867
Lumen Technologies, Inc.†	4.00%		2/15/2027	13,000	9,703
Sprint Capital Corp.	6.875%		11/15/2028	15,000	15,913
T-Mobile USA, Inc.	3.875%		4/15/2030	48,000	44,249
					89,732

Transportation 0.10%
Rand Parent LLC†	8.50%		2/15/2030	11,000	9,969

Trucking & Leasing 0.15%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	16,000	14,658
Total United States					2,912,053
Total Corporate Bonds (cost $5,181,175)					4,967,501

FLOATING RATE LOANS(d) 0.22%

Aerospace 0.08%
Mileage Plus Holdings LLC 2020 Term Loan B	10.764% (3 mo. USD LIBOR + 5.25%	)	6/21/2027	8,000	8,325

Health Services 0.14%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	10.976%		10/1/2025	18,028	13,499

Service 0.00%
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan	9.485% (3 mo. USD Term SOFR + 4.25%	)	7/6/2029	15	14
Total Floating Rate Loans (cost $26,329)					21,838

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 22.88%

Australia 0.37%
Queensland Treasury Corp.†(a)	1.50%	3/2/2032	AUD	70,000	$36,627

Canada 0.40%
Province of Saskatchewan(a)	4.75%	6/1/2040	CAD	49,000	39,422

China 7.41%
China Development Bank(a)	2.73%	1/11/2028	CNY	1,400,000	194,223
China Development Bank(a)	3.07%	3/10/2030	CNY	650,000	91,069
China Development Bank(a)	3.09%	6/18/2030	CNY	1,300,000	182,345
China Development Bank(a)	3.48%	1/8/2029	CNY	1,000,000	142,928
China Development Bank(a)	3.68%	2/26/2026	CNY	600,000	85,210
China Government Bonds(a)	3.86%	7/22/2049	CNY	200,000	31,298
Total China					727,073

Colombia 0.57%
Colombian TES(a)	7.50%	8/26/2026	COP	250,000,000	56,291

Dominican Republic 1.43%
Dominican Republic International Bonds†	5.50%	2/22/2029		$150,000	140,726

France 1.05%
Action Logement Services(a)	0.50%	10/30/2034	EUR	100,000	79,391
French Republic Government Bonds OAT(a)	0.75%	5/25/2052	EUR	40,000	23,781
Total France					103,172

Germany 0.23%
Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	8/15/2052	EUR	40,000	22,378

Indonesia 0.82%
Indonesia Government International Bonds(a)	1.30%	3/23/2034	EUR	100,000	80,601

Italy 2.12%
Italy Buoni Poliennali Del Tesoro†(a)	2.45%	9/1/2033	EUR	105,000	99,976
Italy Buoni Poliennali Del Tesoro(a)	3.40%	4/1/2028	EUR	100,000	107,616
Total Italy					207,592

Japan 4.35%
Japan Bank for International Cooperation(a)	1.50%	6/1/2029	EUR	100,000	98,136
Japan Government Ten Year Bonds(a)	0.10%	3/20/2028	JPY	18,000,000	125,029
Japan Government Ten Year Bonds(a)	0.10%	12/20/2031	JPY	14,000,000	95,394
Japan Government Thirty Year Bonds(a)	1.40%	9/20/2052	JPY	15,000,000	107,815
Total Japan					426,374

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Netherlands 1.10%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(a)	3.00%	10/25/2027	EUR	100,000	$108,141

South Africa 0.16%
Republic of South Africa Government Bonds(a)	8.75%	2/28/2048	ZAR	396,000	15,274

South Korea 1.10%
Export-Import Bank of Korea†(a)	3.50%	6/7/2026	EUR	100,000	108,322

Spain 0.15%
Spain Government Bonds†(a)	1.00%	7/30/2042	EUR	21,000	14,434

Supranational 0.56%
European Bank for Reconstruction & Development(a)	Zero Coupon	1/10/2024	EUR	51,000	54,577

Turkey 0.55%
Turkey Government International Bonds	7.375%	2/5/2025		$55,000	54,330

United Kingdom 0.51%
U.K. Gilts(a)	0.875%	7/31/2033	GBP	55,000	50,065
Total Foreign Government Obligations (cost $2,454,830)					2,245,399

GOVERNMENT SPONSORED ENTERPRISES

PASS-THROUGHS 9.32%
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046		$18,124	16,901
Federal National Mortgage Association	2.50%	9/1/2051		85,169	72,913
Federal National Mortgage Association	3.00%	10/1/2050		97,982	87,133
Federal National Mortgage Association	3.50%	4/1/2052		37,775	34,760
Federal National Mortgage Association	4.00%	5/1/2052		37,950	36,054
Government National Mortgage Association(e)	3.00%	TBA		31,000	27,721
Government National Mortgage Association(e)	3.50%	TBA		15,000	13,862
Government National Mortgage Association(e)	4.00%	TBA		13,000	12,311
Government National Mortgage Association(e)	4.50%	TBA		4,000	3,863
Government National Mortgage Association(e)	5.00%	TBA		81,000	79,576
Government National Mortgage Association(e)	5.50%	TBA		82,000	81,584
Government National Mortgage Association(e)	6.00%	TBA		125,000	125,781
Uniform Mortgage-Backed Security(e)	4.00%	TBA		25,000	23,483
Uniform Mortgage-Backed Security(e)	4.50%	TBA		12,000	11,544
Uniform Mortgage-Backed Security(e)	5.00%	TBA		30,000	29,797
Uniform Mortgage-Backed Security(e)	5.50%	TBA		140,000	139,591
Uniform Mortgage-Backed Security(e)	6.00%	TBA		55,000	55,477
Uniform Mortgage-Backed Security(e)	6.50%	TBA		61,000	62,257
Total Government Sponsored Enterprises Pass-Throughs (cost $925,851)					914,608

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.64%

Government 0.23%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	1.95%		8/1/2034	$30,000	$22,396

Tax Revenue 0.20%
Regional Transportation District Sales Tax Revenue CO	2.337%		11/1/2036	25,000	19,411

Transportation 0.21%
Metropolitan Transportation Authority NY	6.668%		11/15/2039	20,000	21,281
Total Municipal Bonds (cost $81,951)					63,088

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.07%
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.218% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	11,000	9,064
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.572% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	10,000	8,111
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class C	4.433%	#(f)	7/10/2050	25,000	21,767
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA6 Class M2†	6.567% (30 day USD SOFR Average + 1.50%	)#	10/25/2041	30,000	29,272
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA4 Class M1†	6.017% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	26,452	25,678
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.367% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	26,884	27,068
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.617% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	32,081	32,556
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.467% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	9,355	9,416
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	14,427	13,662
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(c)	5/25/2065	29,172	26,359
Total Non-Agency Commercial Mortgage-Backed Securities (cost $212,663)					202,953

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 5.26%
U.S. Treasury Bonds	1.625%	11/15/2050	$70,000	$43,510
U.S. Treasury Bonds	2.25%	5/15/2041	40,000	30,838
U.S. Treasury Bonds	3.625%	5/15/2053	191,000	183,599
U.S. Treasury Bonds	3.875%	5/15/2043	164,000	160,054
U.S. Treasury Inflation-Indexed Notes(g)	1.125%	1/15/2033	101,850	97,646
Total U.S. Treasury Obligations (cost $519,614)				515,647
Total Long-Term Investments (cost $10,251,262)				9,769,906

SHORT-TERM INVESTMENTS 6.01%

U.S. TREASURY OBLIGATIONS 3.77%
U.S. Treasury Bills	Zero Coupon	9/14/2023	125,000	123,693
U.S. Treasury Bills	Zero Coupon	10/24/2023	250,000	245,916
Total U.S. Treasury Obligations (cost $369,536)				369,609

REPURCHASE AGREEMENTS 2.24%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $245,400 of U.S. Treasury Note at 2.375% due 5/15/2029; value: $224,253; proceeds: $219,842 (cost $219,795)			219,795	219,795
Total Short-Term Investments (cost $589,331)				589,404
Total Investments in Securities 105.57% (cost $10,840,593)				10,359,310
Other Assets and Liabilities – Net(h) (5.57)				(546,387)
Net Assets 100.00%				$9,812,923

AUD	Australian Dollar.
CAD	Canadian Dollar.
CNY	Chinese Yuan Renminbi.
COP	Colombian Peso.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
NZD	New Zealand Dollar.
ZAR	South African Rand.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $2,748,934, which represents 28.01% of net assets.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2023.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at June 30, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.EM.39(4)(5)	Goldman Sachs	1.00%	6/20/2028	$200,000	$(11,384)	$1,835	$(9,549)
Markit CDX.NA.HY.40(4)(6)	Goldman Sachs	5.00%	6/20/2028	210,000	2,790	3,075	5,865
					$ (8,594)	$4,910	$(3,684)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $4,910. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of emerging market securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2023

Forward Foreign Currency Exchange Contracts at June 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Morgan Stanley	8/28/2023	124,000	$81,317	$82,729	$1,412
Brazilian real	Buy	Morgan Stanley	8/28/2023	384,000	76,288	79,423	3,135
British pound	Buy	Morgan Stanley	9/8/2023	44,000	55,374	55,894	520
Canadian dollar	Buy	State Street Bank and Trust	7/20/2023	301,000	223,956	227,262	3,306
Euro	Buy	Morgan Stanley	9/13/2023	117,000	127,613	128,113	500
Mexican peso	Buy	Morgan Stanley	9/18/2023	541,000	30,989	31,161	172
Chinese Yuan	Sell	Morgan Stanley	7/28/2023	1,362,000	192,174	187,682	4,492
Colombian peso	Sell	State Street Bank and Trust	9/28/2023	210,000,000	49,305	49,210	95
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$13,632

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Toronto Dominion Bank	8/28/2023	16,000	$10,823	$10,675	$(148)
British pound	Buy	Toronto Dominion Bank	9/8/2023	92,000	117,528	116,868	(660)
Chinese Yuan	Buy	Toronto Dominion Bank	7/28/2023	2,548,000	372,553	351,112	(21,441)
Euro	Buy	State Street Bank and Trust	9/13/2023	96,000	105,436	105,119	(317)
Euro	Buy	State Street Bank and Trust	9/13/2023	40,000	44,132	43,799	(333)
Indonesian rupiah	Buy	Goldman Sachs	8/11/2023	1,372,888,000	92,725	91,219	(1,506)
Japanese yen	Buy	State Street Bank and Trust	8/15/2023	103,873,000	783,050	724,363	(58,687)
Norwegian krone	Buy	State Street Bank and Trust	9/15/2023	74,000	6,973	6,912	(61)
South Korean won	Buy	J.P. Morgan	9/14/2023	136,825,000	107,000	104,228	(2,772)
Swedish krona	Buy	Morgan Stanley	8/7/2023	360,000	35,270	33,428	(1,842)
Swiss franc	Buy	State Street Bank and Trust	8/23/2023	44,000	49,453	49,408	(45)
British pound	Sell	State Street Bank and Trust	9/8/2023	258,000	321,073	327,739	(6,666)
Euro	Sell	Morgan Stanley	9/13/2023	416,000	449,372	455,514	(6,142)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(100,620)

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(concluded)

GLOBAL BOND FUND June 30, 2023

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	September 2023	3	Short	$(359,332)	$(355,313)	$4,019
U.S. 5-Year Treasury Note	September 2023	5	Short	(542,999)	(535,469)	7,530
U.S. Ultra Treasury Bond	September 2023	1	Long	134,874	136,219	1,345
Total Unrealized Appreciation on Futures Contracts						$12,894

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2023	4	Long	$824,141	$813,375	$(10,766)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$838,872	$–	$838,872
Corporate Bonds	–	4,967,501	–	4,967,501
Floating Rate Loans	–	21,838	–	21,838
Foreign Government Obligations	–	2,245,399	–	2,245,399
Government Sponsored Enterprises Pass-Throughs	–	914,608	–	914,608
Municipal Bonds	–	63,088	–	63,088
Non-Agency Commercial Mortgage-Backed Securities	–	202,953	–	202,953
U.S. Treasury Obligations	–	515,647	–	515,647
Short-Term Investments
U.S. Treasury Obligations	–	369,609	–	369,609
Repurchase Agreements	–	219,795	–	219,795
Total	$–	$10,359,310	$–	$10,359,310

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$5,865	$–	$5,865
Liabilities	–	(9,549)	–	(9,549)
Forward Foreign Currency Exchange Contracts
Assets	–	13,632	–	13,632
Liabilities	–	(100,620)	–	(100,620)
Futures Contracts
Assets	12,894	–	–	12,894
Liabilities	(10,766)	–	–	(10,766)
Total	$2,128	$(90,672)	$–	$(88,544)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

50	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2023

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
ASSETS:
Investments in securities, at cost	$141,514,745	$36,319,430
Investments in securities, at fair value	$119,357,336	$32,383,824
Cash	30	–
Deposits with brokers for futures collateral	409,421	86,830
Receivables:
Investment securities sold	2,219,057	1,161,394
Interest and dividends	1,878,672	534,897
Capital shares sold	1,603,216	3,564
From advisor (See Note 3)	45	22,116
Variation Margin for futures contracts	–	2,281
Unrealized appreciation on forward foreign currency exchange contracts	–	226
Prepaid expenses and other assets	57,989	63,003
Total assets	125,525,766	34,258,135
LIABILITIES:
Payables:
Investment securities purchased	5,535,246	616,001
Capital shares reacquired	81,253	91,305
Management fee	48,452	23,872
Directors’ fees	46,885	5,305
Variation margin for futures contracts	16,944	–
12b-1 distribution plan	9,072	3,634
Fund administration	3,876	1,364
To bank	–	814,495
Unrealized depreciation on forward foreign currency exchange contracts	23,859	12,240
Foreign currency overdraft (cost $8,196 and $340,807, respectively)	–	340,746
Distributions payable	20,548	5,395
Accrued expenses and other liabilities	100,073	63,649
Total liabilities	5,886,208	1,978,006
NET ASSETS	$119,639,558	$32,280,129
COMPOSITION OF NET ASSETS:
Paid-in capital	$275,024,812	$49,319,281
Total distributable earnings (loss)	(155,385,254)	(17,039,152)
Net Assets	$119,639,558	$32,280,129

See Notes to Financial Statements.	51

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2023

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Net Assets by class:
Class A Shares	$9,634,181	$6,315,542
Class C Shares	$605,576	$1,627,504
Class F Shares	$526,745	$2,403,641
Class F3 Shares	$467,319	$9,683
Class I Shares	$107,822,144	$21,512,229
Class R3 Shares	$156,811	$133,983
Class R4 Shares	$39,191	$11,011
Class R5 Shares	$9,225	$10,238
Class R6 Shares	$378,366	$256,298
Outstanding shares by class:
Class A Shares (534 and 513 million shares of common stock authorized, $.001 par value)	2,406,505	494,070
Class C Shares (100 and 85 million shares of common stock authorized, $.001 par value)	150,347	127,306
Class F Shares (200.25 and 114 million shares of common stock authorized, $.001 par value)	131,440	187,992
Class F3 Shares (66.75 and 57 million shares of common stock authorized, $.001 par value)	116,916	758
Class I Shares (300.37 and 228 million shares of common stock authorized, $.001 par value)	26,970,521	1,685,609
Class R3 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	39,231	10,483
Class R4 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	9,804	862
Class R5 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	2,308	801
Class R6 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	94,597	20,051
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$4.00	$12.78
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$4.09	$13.07
Class C Shares-Net asset value	$4.03	$12.78
Class F Shares-Net asset value	$4.01	$12.79
Class F3 Shares-Net asset value*	$4.00	$12.78
Class I Shares-Net asset value	$4.00	$12.76
Class R3 Shares-Net asset value	$4.00	$12.78
Class R4 Shares-Net asset value*	$4.00	$12.78
Class R5 Shares-Net asset value	$4.00	$12.78
Class R6 Shares-Net asset value	$4.00	$12.78

*	Net asset value may not recalculate due to rounding of fractional shares.

52	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2023

Global Bond Fund
ASSETS:
Investments in securities, at cost	$10,840,593
Investments in securities, at fair value	$10,359,310
Cash	209
Deposits with brokers for futures collateral	12,275
Deposits with brokers for forwards and swaps collateral	39,879
Foreign cash, at value (cost $6,423)	6,458
Receivables:
Investment securities sold	1,166,586
Interest and dividends	97,893
Capital shares sold	744
From advisor (See Note 3)	18,841
Variation Margin for futures contracts	427
Variation Margin receivable for centrally cleared swap agreements	2,002
Unrealized appreciation on forward foreign currency exchange contracts	13,632
Prepaid expenses and other assets	85,469
Total assets	11,803,725
LIABILITIES:
Payables:
Investment securities purchased	1,787,841
Capital shares reacquired	70
Management fee	3,476
Directors’ fees	1,124
12b-1 distribution plan	942
Fund administration	323
Unrealized depreciation on forward foreign currency exchange contracts	100,620
Distributions payable	32,058
Accrued expenses and other liabilities	64,348
Total liabilities	1,990,802
NET ASSETS	$9,812,923
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,036,355
Total distributable earnings (loss)	(2,223,432)
Net Assets	$9,812,923

See Notes to Financial Statements.	53

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2023

Global Bond Fund
Net Assets by class:
Class A Shares	$2,423,890
Class C Shares	$237,373
Class F Shares	$1,875,997
Class F3 Shares	$1,288,826
Class I Shares	$1,750,383
Class R3 Shares	$248,885
Class R4 Shares	$213,440
Class R5 Shares	$214,359
Class R6 Shares	$1,559,770
Outstanding shares by class:
Class A Shares (770 million shares of common stock authorized, $.001 par value)	302,025
Class C Shares (100 million shares of common stock authorized, $.001 par value)	29,577
Class F Shares 192.5 million shares of common stock authorized, $.001 par value)	233,761
Class F3 Shares (192.5 million shares of common stock authorized, $.001 par value)	160,608
Class I Shares (385 million shares of common stock authorized, $.001 par value)	218,126
Class R3 Shares (28.87 million shares of common stock authorized, $.001 par value)	31,012
Class R4 Shares (28.87 million shares of common stock authorized, $.001 par value)	26,595
Class R5 Shares (28.87 million shares of common stock authorized, $.001 par value)	26,712
Class R6 Shares (178.37 million shares of common stock authorized, $.001 par value)	194,378
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.03
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.21
Class C Shares-Net asset value	$8.03
Class F Shares-Net asset value	$8.03
Class F3 Shares-Net asset value	$8.02
Class I Shares-Net asset value	$8.02
Class R3 Shares-Net asset value	$8.03
Class R4 Shares-Net asset value	$8.03
Class R5 Shares-Net asset value	$8.02
Class R6 Shares-Net asset value	$8.02

54	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2023

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$1,210
Interest and other (net of foreign withholding taxes of $0 and $1,011, respectively)	3,423,580	1,205,384
Total investment income	3,423,580	1,206,594
Expenses:
Management fee	299,712	150,846
12b-1 distribution plan–Class A	8,216	6,452
12b-1 distribution plan–Class C	2,249	6,444
12b-1 distribution plan–Class F	332	4,205
12b-1 distribution plan–Class R3	357	332
12b-1 distribution plan–Class R4	48	14
Registration	61,657	61,707
Professional	42,486	22,070
Fund administration	23,977	8,620
Reports to shareholders	12,131	10,145
Shareholder servicing	11,726	25,237
Custody	3,192	3,177
Directors’ fees	1,704	620
Other	15,761	8,709
Gross expenses	483,548	308,578
Expense reductions (See Note 9)	(117)	(397)
Fees waived and expenses reimbursed (See Note 3)	(3,524)	(107,798)
Net expenses	479,907	200,383
Net investment income	2,943,673	1,006,211
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(6,874,690)	(2,328,844)
Net realized gain (loss) on futures contracts	33,777	(27,516)
Net realized gain (loss) on forward foreign currency exchange contracts	(23,883)	(9,288)
Net realized gain (loss) on swap contracts	476	(29)
Net realized gain (loss) on foreign currency related transactions	21,831	7,528
Net change in unrealized appreciation/depreciation on investments	7,974,769	2,152,190
Net change in unrealized appreciation/depreciation on futures contracts	(121,892)	18,625
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(9,339)	(9,227)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	482	(478)
Net realized and unrealized gain (loss)	1,001,531	(197,039)
Net Increase in Net Assets Resulting From Operations	$3,945,204	$809,172

See Notes to Financial Statements.	55

Statements of Operations (unaudited)(concluded)

For the Six Months Ended June 30, 2023

Global Bond Fund
Investment income:
Interest and other (net of foreign withholding taxes of $87)	$213,506
Total investment income	213,506
Expenses:
Management fee	21,053
12b-1 distribution plan–Class A	2,358
12b-1 distribution plan–Class C	981
12b-1 distribution plan–Class F	948
12b-1 distribution plan–Class R3	624
12b-1 distribution plan–Class R4	269
Registration	61,734
Professional	30,402
Fund administration	1,959
Reports to shareholders	1,701
Shareholder servicing	607
Custody	6,463
Directors’ fees	213
Other	6,342
Gross expenses	135,654
Expense reductions (See Note 9)	(62)
Fees waived and expenses reimbursed (See Note 3)	(103,058)
Net expenses	32,534
Net investment income	180,972
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(151,036)
Net realized gain (loss) on futures contracts	(6,451)
Net realized gain (loss) on forward foreign currency exchange contracts	(11,369)
Net realized gain (loss) on swap contracts	(303)
Net realized gain (loss) on foreign currency related transactions	33,174
Net change in unrealized appreciation/depreciation on investments	239,722
Net change in unrealized appreciation/depreciation on futures contracts	(18,974)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(145,589)
Net change in unrealized appreciation/depreciation on swap contracts	3,498
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(904)
Net realized and unrealized gain (loss)	(58,232)
Net Increase in Net Assets Resulting From Operations	$122,740

56	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$2,943,673	$7,695,748
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(6,842,489)	(15,287,560)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, and translation of assets and liabilities denominated in foreign currencies	7,844,020	(25,186,045)
Net increase (decrease) in net assets resulting from operations	3,945,204	(32,777,857)
Distributions to shareholders:
Class A	(200,724)	(467,848)
Class C	(11,251)	(31,036)
Class F	(16,803)	(75,877)
Class F3	(12,449)	(48,988)
Class I	(2,782,094)	(7,344,392)
Class R3	(3,296)	(6,471)
Class R4	(920)	(2,591)
Class R5	(232)	(479)
Class R6	(11,213)	(20,864)
Total distributions to shareholders	(3,038,982)	(7,998,546)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	4,432,281	5,435,537
Reinvestment of distributions	2,998,615	7,949,236
Cost of shares reacquired	(11,060,216)	(57,985,684)
Net decrease in net assets resulting from capital share transactions	(3,629,320)	(44,600,911)
Net decrease in net assets	(2,723,098)	(85,377,314)
NET ASSETS:
Beginning of period	$122,362,656	$207,739,970
End of period	$119,639,558	$122,362,656

See Notes to Financial Statements.	57

Statements of Changes in Net Assets (continued)

	Emerging Markets Corporate Debt Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$1,006,211	$2,955,102
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(2,358,149)	(7,825,786)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, and translation of assets and liabilities denominated in foreign currencies	2,161,110	(5,820,612)
Net increase (decrease) in net assets resulting from operations	809,172	(10,691,296)
Distributions to shareholders:
Class A	(155,248)	(363,722)
Class C	(33,019)	(58,085)
Class F	(203,082)	(1,861,492)
Class F3	(251)	(485)
Class I	(657,598)	(807,883)
Class R3	(2,997)	(7,844)
Class R4	(263)	(571)
Class R5	(328)	(815)
Class R6	(8,240)	(11,621)
Total distributions to shareholders	(1,061,026)	(3,112,518)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	28,830,165	37,650,078
Reinvestment of distributions	1,049,744	3,101,086
Cost of shares reacquired	(44,881,106)	(58,601,991)
Net decrease in net assets resulting from capital share transactions	(15,001,197)	(17,850,827)
Net decrease in net assets	(15,253,051)	(31,654,641)
NET ASSETS:
Beginning of period	$47,533,180	$79,187,821
End of period	$32,280,129	$47,533,180

58	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$180,972	$295,476
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(135,985)	(1,511,930)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and translation of assets and liabilities denominated in foreign currencies	77,753	(619,882)
Net increase (decrease) in net assets resulting from operations	122,740	(1,836,336)
Distributions to shareholders:
Class A	(45,888)	(45,739)
Class C	(3,907)	(3,620)
Class F	(38,777)	(37,748)
Class F3	(26,616)	(25,624)
Class I	(35,906)	(33,984)
Class R3	(4,486)	(4,064)
Class R4	(4,132)	(3,889)
Class R5	(4,421)	(4,249)
Class R6	(32,088)	(30,492)
Return of Capital:
Class A	–	(30,189)
Class C	–	(2,389)
Class F	–	(24,915)
Class F3	–	(16,913)
Class I	–	(22,430)
Class R3	–	(2,683)
Class R4	–	(2,566)
Class R5	–	(2,805)
Class R6	–	(20,126)
Total distributions to shareholders	(196,221)	(314,425)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	159,582	209,827
Reinvestment of distributions	15,227	27,897
Cost of shares reacquired	(48,258)	(332,345)
Net increase (decrease) in net assets resulting from capital share transactions	126,551	(94,621)
Net increase (decrease) in net assets	53,070	(2,245,382)
NET ASSETS:
Beginning of period	$9,759,853	$12,005,235
End of period	$9,812,923	$9,759,853

See Notes to Financial Statements.	59

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
6/30/2023(c)	$3.97	$0.09	$0.04	$0.13	$(0.10)	$–	$(0.10)
12/31/2022	4.95	0.19	(0.97)	(0.78)	(0.20)	–	(0.20)
12/31/2021	5.31	0.20	(0.35)	(0.15)	(0.21)	–	(0.21)
12/31/2020	5.29	0.21	0.03	0.24	(0.22)	–	(0.22)
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	–	(0.26)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
Class C
6/30/2023(c)	4.00	0.08	0.03	0.11	(0.08)	–	(0.08)
12/31/2022	4.98	0.16	(0.97)	(0.81)	(0.17)	–	(0.17)
12/31/2021	5.34	0.17	(0.35)	(0.18)	(0.18)	–	(0.18)
12/31/2020	5.33	0.19	0.01	0.20	(0.19)	–	(0.19)
12/31/2019	4.83	0.22	0.51	0.73	(0.23)	–	(0.23)
12/31/2018	5.45	0.15	(0.53)	(0.38)	(0.20)	(0.04)	(0.24)
Class F
6/30/2023(c)	3.98	0.10	0.03	0.13	(0.10)	–	(0.10)
12/31/2022	4.95	0.20	(0.96)	(0.76)	(0.21)	–	(0.21)
12/31/2021	5.31	0.21	(0.35)	(0.14)	(0.22)	–	(0.22)
12/31/2020	5.29	0.22	0.03	0.25	(0.23)	–	(0.23)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.42	0.17	(0.51)	(0.34)	(0.24)	(0.04)	(0.28)
Class F3
6/30/2023(c)	3.97	0.10	0.03	0.13	(0.10)	–	(0.10)
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	–	(0.21)
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	–	(0.22)
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	–	(0.24)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
Class I
6/30/2023(c)	3.97	0.10	0.03	0.13	(0.10)	–	(0.10)
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	–	(0.21)
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	–	(0.22)
12/31/2020	5.28	0.22	0.03	0.25	(0.23)	–	(0.23)
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
Class R3
6/30/2023(c)	3.97	0.09	0.03	0.12	(0.09)	–	(0.09)
12/31/2022	4.94	0.18	(0.96)	(0.78)	(0.19)	–	(0.19)
12/31/2021	5.30	0.18	(0.34)	(0.16)	(0.20)	–	(0.20)
12/31/2020	5.28	0.20	0.03	0.23	(0.21)	–	(0.21)
12/31/2019	4.80	0.24	0.49	0.73	(0.25)	–	(0.25)
12/31/2018	5.41	0.17	(0.52)	(0.35)	(0.22)	(0.04)	(0.26)

60	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.00	3.21 (d)	0.98	(e)	0.99	(e)	4.72	(e)	$9,634	28	(d)
3.97	(15.83)	0.94		0.95		4.59		8,420	33
4.95	(2.81)	0.87		0.87		3.89		13,738	56
5.31	4.99	0.90		0.91		4.22		13,811	49
5.29	15.91	0.96		0.96		4.89		13,433	47
4.80	(6.55)	0.98		0.98		3.41		9,636	135

4.03	2.87 (d)	1.63	(e)	1.64	(e)	4.09	(e)	606	28	(d)
4.00	(16.26)	1.59		1.60		3.94		546	33
4.98	(3.41)	1.52		1.52		3.24		906	56
5.34	4.13	1.54		1.55		3.68		1,074	49
5.33	15.34	1.58		1.58		4.32		1,441	47
4.83	(7.06)	1.59		1.59		2.84		1,769	135

4.01	3.31 (d)	0.78	(e)	0.89	(e)	4.92	(e)	527	28	(d)
3.98	(15.45)	0.73		0.84		4.75		940	33
4.95	(2.63)	0.66		0.77		4.07		2,581	56
5.31	5.17	0.70		0.81		4.37		2,802	49
5.29	16.08	0.76		0.86		5.02		5,064	47
4.80	(6.44)	0.84		0.87		3.36		3,821	135

4.00	3.32 (d)	0.77	(e)	0.78	(e)	4.93	(e)	467	28	(d)
3.97	(15.48)	0.73		0.73		4.79		753	33
4.94	(2.63)	0.65		0.66		4.06		1,493	56
5.30	5.01	0.70		0.71		4.45		694	49
5.29	16.15	0.75		0.75		5.08		710	47
4.80	(6.19)	0.76		0.76		3.84		429	135

4.00	3.31 (d)	0.78	(e)	0.79	(e)	4.93	(e)	107,822	28	(d)
3.97	(15.49)	0.74		0.75		4.78		111,029	33
4.94	(2.63)	0.67		0.67		4.09		188,299	56
5.30	5.19	0.70		0.71		4.36		282,521	49
5.28	15.92	0.76		0.76		5.13		160,122	47
4.80	(6.19)	0.78		0.78		3.81		164,990	135

4.00	3.06 (d)	1.28	(e)	1.29	(e)	4.44	(e)	157	28	(d)
3.97	(15.92)	1.24		1.25		4.28		130	33
4.94	(3.12)	1.16		1.17		3.60		203	56
5.30	4.68	1.21		1.22		3.92		198	49
5.28	15.59	1.26		1.26		4.63		194	47
4.80	(6.85)	1.28		1.28		3.39		255	135

See Notes to Financial Statements.	61

Financial Highlights (continued)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R4
6/30/2023(c)	$3.97	$0.09	$0.04	$0.13	$(0.10)	$–	$(0.10)
12/31/2022	4.94	0.19	(0.96)	(0.77)	(0.20)	–	(0.20)
12/31/2021	5.30	0.20	(0.35)	(0.15)	(0.21)	–	(0.21)
12/31/2020	5.29	0.22	0.01	0.23	(0.22)	–	(0.22)
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	–	(0.26)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
Class R5
6/30/2023(c)	3.97	0.10	0.03	0.13	(0.10)	–	(0.10)
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	–	(0.21)
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	–	(0.22)
12/31/2020	5.28	0.22	0.04	0.26	(0.24)	–	(0.24)
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.52)	(0.32)	(0.24)	(0.05)	(0.29)
Class R6
6/30/2023(c)	3.97	0.10	0.03	0.13	(0.10)	–	(0.10)
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	–	(0.21)
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	–	(0.22)
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	–	(0.24)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.41	0.19	(0.51)	(0.32)	(0.24)	(0.05)	(0.29)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

62	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.00	3.18 (d)	1.03	(e)	1.04	(e)	4.68	(e)	$39	28	(d)
3.97	(15.71)	0.99		1.00		4.50		35	33
4.94	(2.88)	0.92		0.93		3.84		64	56
5.30	4.74	0.96		0.97		4.32		71	49
5.29	15.85	1.02		1.02		4.81		138	47
4.80	(6.60)	1.03		1.03		3.53		55	135

4.00	3.31 (d)	0.79	(e)	0.79	(e)	4.93	(e)	9	28	(d)
3.97	(15.47)	0.72		0.72		4.82		9	33
4.94	(2.60)	0.64		0.64		4.13		11	56
5.30	5.22	0.68		0.69		4.47		12	49
5.28	15.92	0.74		0.74		5.14		12	47
4.80	(6.17)	0.76		0.76		4.03		18	135

4.00	3.32 (d)	0.77	(e)	0.78	(e)	4.94	(e)	378	28	(d)
3.97	(15.48)	0.73		0.74		4.81		502	33
4.94	(2.62)	0.66		0.66		4.10		445	56
5.30	5.01	0.70		0.71		4.46		363	49
5.29	16.15	0.75		0.75		5.11		430	47
4.80	(6.17)	0.76		0.76		3.74		317	135

See Notes to Financial Statements.	63

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2023(c)	$12.86	$0.29	$(0.06)	$0.23	$(0.31)	$–	$(0.31)
12/31/2022	15.14	0.57	(2.26)	(1.69)	(0.59)	–	(0.59)
12/31/2021	15.78	0.53	(0.59)	(0.06)	(0.58)	–	(0.58)
12/31/2020	15.54	0.56	0.29 (f)	0.85	(0.61)	–	(0.61)
12/31/2019	14.31	0.64	1.27	1.91	(0.68)	–	(0.68)
12/31/2018	15.54	0.61	(1.16)	(0.55)	(0.65)	(0.03)	(0.68)
Class C
6/30/2023(c)	12.86	0.25	(0.06)	0.19	(0.27)	–	(0.27)
12/31/2022	15.15	0.48	(2.26)	(1.78)	(0.51)	–	(0.51)
12/31/2021	15.78	0.44	(0.59)	(0.15)	(0.48)	–	(0.48)
12/31/2020	15.54	0.46	0.29 (f)	0.75	(0.51)	–	(0.51)
12/31/2019	14.31	0.55	1.26	1.81	(0.58)	–	(0.58)
12/31/2018	15.55	0.52	(1.18)	(0.66)	(0.55)	(0.03)	(0.58)
Class F
6/30/2023(c)	12.86	0.29	(0.05)	0.24	(0.31)	–	(0.31)
12/31/2022	15.15	0.58	(2.26)	(1.68)	(0.61)	–	(0.61)
12/31/2021	15.79	0.55	(0.60)	(0.05)	(0.59)	–	(0.59)
12/31/2020	15.54	0.57	0.30 (f)	0.87	(0.62)	–	(0.62)
12/31/2019	14.31	0.65	1.27	1.92	(0.69)	–	(0.69)
12/31/2018	15.55	0.63	(1.18)	(0.55)	(0.66)	(0.03)	(0.69)
Class F3
6/30/2023(c)	12.86	0.31	(0.06)	0.25	(0.33)	–	(0.33)
12/31/2022	15.14	0.61	(2.25)	(1.64)	(0.64)	–	(0.64)
12/31/2021	15.78	0.59	(0.59)	–	(0.64)	–	(0.64)
12/31/2020	15.54	0.61	0.30 (f)	0.91	(0.67)	–	(0.67)
12/31/2019	14.31	0.70	1.26	1.96	(0.73)	–	(0.73)
12/31/2018	15.55	0.67	(1.18)	(0.51)	(0.70)	(0.03)	(0.73)
Class I
6/30/2023(c)	12.84	0.31	(0.07)	0.24	(0.32)	–	(0.32)
12/31/2022	15.13	0.59	(2.26)	(1.67)	(0.62)	–	(0.62)
12/31/2021	15.77	0.56	(0.59)	(0.03)	(0.61)	–	(0.61)
12/31/2020	15.53	0.58	0.30 (f)	0.88	(0.64)	–	(0.64)
12/31/2019	14.31	0.68	1.24	1.92	(0.70)	–	(0.70)
12/31/2018	15.55	0.64	(1.17)	(0.53)	(0.68)	(0.03)	(0.71)
Class R3
6/30/2023(c)	12.86	0.27	(0.06)	0.21	(0.29)	–	(0.29)
12/31/2022	15.14	0.53	(2.26)	(1.73)	(0.55)	–	(0.55)
12/31/2021	15.78	0.48	(0.59)	(0.11)	(0.53)	–	(0.53)
12/31/2020	15.54	0.51	0.30 (f)	0.81	(0.57)	–	(0.57)
12/31/2019	14.31	0.60	1.26	1.86	(0.63)	–	(0.63)
12/31/2018	15.54	0.64	(1.16)	(0.52)	(0.68)	(0.03)	(0.71)

64	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.78	1.85 (d)	1.05	(e)	1.56	(e)	4.57	(e)	$6,316	44	(d)
12.86	(11.19)	1.05		1.44		4.27		6,703	55
15.14	(0.39)	1.05		1.35		3.46		10,050	83
15.78	5.78	1.05		1.47		3.73		9,218	66
15.54	13.56	1.05		1.62		4.24		11,660	64
14.31	(3.65)	1.05		1.54		4.14		8,729	56

12.78	1.46 (d)	1.67	(e)	2.17	(e)	3.96	(e)	1,628	44	(d)
12.86	(11.73)	1.68		2.08		3.66		1,511	55
15.15	(0.94)	1.67		1.97		2.84		1,748	83
15.78	5.09	1.71		2.13		3.08		1,840	66
15.54	12.85	1.68		2.25		3.61		2,307	64
14.31	(4.28)	1.71		2.20		3.50		1,926	56

12.79	1.89 (d)	0.95	(e)	1.48	(e)	4.51	(e)	2,404	44	(d)
12.86	(11.09)	0.95		1.31		4.28		19,603	55
15.15	(0.23)	0.95		1.25		3.55		61,510	83
15.79	5.87	0.95		1.37		3.80		50,424	66
15.54	13.66	0.95		1.51		4.30		42,660	64
14.31	(3.63)	0.95		1.44		4.22		24,115	56

12.78	2.02 (d)	0.71	(e)	1.20	(e)	4.91	(e)	10	44	(d)
12.86	(10.88)	0.70		1.06		4.63		10	55
15.14	(0.02)	0.68		0.99		3.83		11	83
15.78	6.16	0.69		1.07		4.10		12	66
15.54	13.94	0.70		1.25		4.61		12	64
14.31	(3.32)	0.68		1.21		4.49		10	56

12.76	1.87 (d)	0.85	(e)	1.35	(e)	4.80	(e)	21,512	44	(d)
12.84	(11.02)	0.85		1.28		4.57		19,229	55
15.13	(0.14)	0.85		1.15		3.63		5,449	83
15.77	5.90	0.85		1.26		3.85		2,850	66
15.53	13.69	0.85		1.45		4.51		5,635	64
14.31	(3.46)	0.85		1.35		4.35		8,891	56

12.78	1.70 (d)	1.35	(e)	1.85	(e)	4.28	(e)	134	44	(d)
12.86	(11.45)	1.35		1.74		3.97		131	55
15.14	(0.68)	1.35		1.65		3.14		228	83
15.78	5.46	1.35		1.77		3.43		153	66
15.54	13.31	1.35		1.92		3.96		147	64
14.31	(3.53)	0.85		1.85		4.35		125	56

See Notes to Financial Statements.	65

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
6/30/2023(c)	$12.85	$0.29	$(0.06)	$0.23	$(0.30)	$–	$(0.30)
12/31/2022	15.13	0.56	(2.25)	(1.69)	(0.59)	–	(0.59)
12/31/2021	15.77	0.53	(0.60)	(0.07)	(0.57)	–	(0.57)
12/31/2020	15.53	0.55	0.29 (f)	0.84	(0.60)	–	(0.60)
12/31/2019	14.30	0.64	1.26	1.90	(0.67)	–	(0.67)
12/31/2018	15.54	0.60	(1.17)	(0.57)	(0.64)	(0.03)	(0.67)
Class R5
6/30/2023(c)	12.86	0.30	(0.06)	0.24	(0.32)	–	(0.32)
12/31/2022	15.15	0.59	(2.26)	(1.67)	(0.62)	–	(0.62)
12/31/2021	15.78	0.60	(0.62)	(0.02)	(0.61)	–	(0.61)
12/31/2020	15.54	0.59	0.29 (f)	0.88	(0.64)	–	(0.64)
12/31/2019	14.31	0.67	1.27	1.94	(0.71)	–	(0.71)
12/31/2018	15.55	0.65	(1.18)	(0.53)	(0.68)	(0.03)	(0.71)
Class R6
6/30/2023(c)	12.86	0.31	(0.06)	0.25	(0.33)	–	(0.33)
12/31/2022	15.15	0.62	(2.27)	(1.65)	(0.64)	–	(0.64)
12/31/2021	15.78	0.59	(0.58)	0.01	(0.64)	–	(0.64)
12/31/2020	15.54	0.61	0.30 (f)	0.91	(0.67)	–	(0.67)
12/31/2019	14.31	0.69	1.27	1.96	(0.73)	–	(0.73)
12/31/2018	15.54	0.67	(1.17)	(0.50)	(0.70)	(0.03)	(0.73)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

66	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.78	1.82 (d)	1.10	(e)	1.59	(e)	4.54	(e)	$11	44	(d)
12.85	(11.24)	1.10		1.47		4.17		11	55
15.13	(0.37)	1.10		1.40		3.42		21	83
15.77	5.74	1.10		1.53		3.68		20	66
15.53	13.52	1.10		1.67		4.23		15	64
14.30	(3.77)	1.10		1.57		4.08		14	56

12.78	1.96 (d)	0.85	(e)	1.34	(e)	4.75	(e)	10	44	(d)
12.86	(11.00)	0.85		1.25		4.50		17	55
15.15	(0.20)	0.85		1.18		3.83		20	83
15.78	5.99	0.85		1.27		3.93		268	66
15.54	13.79	0.85		1.42		4.47		248	64
14.31	(3.45)	0.85		1.39		4.43		240	56

12.78	1.94 (d)	0.71	(e)	1.25	(e)	4.92	(e)	256	44	(d)
12.86	(10.86)	0.70		1.13		4.75		317	55
15.15	0.05	0.68		1.02		3.83		150	83
15.78	6.16	0.69		1.10		4.09		133	66
15.54	13.94	0.71		1.26		4.59		128	64
14.31	(3.31)	0.69		1.28		4.60		96	56

See Notes to Financial Statements.	67

Financial Highlights (continued)

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital	Total distri- butions
Class A
6/30/2023(c)	$8.09	$0.14	$(0.04)	$0.10	$(0.16)	$–	$–	$(0.16)
12/31/2022	9.85	0.23	(1.74)	(1.51)	(0.15)	–	(0.10)	(0.25)
12/31/2021	10.63	0.22	(0.52)	(0.30)	(0.40)	(0.08)	–	(0.48)
12/31/2020	10.13	0.24	0.56	0.80	(0.30)	–	–	(0.30)
12/31/2019	9.71	0.26	0.54	0.80	(0.33)	(0.05)	–	(0.38)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.11	(0.26)	(0.15)	(0.14)	–	–	(0.14)
Class C
6/30/2023(c)	8.08	0.12	(0.04)	0.08	(0.13)	–	–	(0.13)
12/31/2022	9.85	0.18	(1.76)	(1.58)	(0.09)	–	(0.10)	(0.19)
12/31/2021	10.63	0.16	(0.53)	(0.37)	(0.33)	(0.08)	–	(0.41)
12/31/2020	10.13	0.18	0.56	0.74	(0.24)	–	–	(0.24)
12/31/2019	9.71	0.18	0.54	0.72	(0.25)	(0.05)	–	(0.30)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.08	(0.27)	(0.19)	(0.10)	–	–	(0.10)
Class F
6/30/2023(c)	8.08	0.15	(0.04)	0.11	(0.16)	–	–	(0.16)
12/31/2022	9.85	0.25	(1.76)	(1.51)	(0.16)	–	(0.10)	(0.26)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	–	(0.50)
12/31/2020	10.13	0.25	0.57	0.82	(0.32)	–	–	(0.32)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	–	(0.40)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	–	(0.15)
Class F3
6/30/2023(c)	8.08	0.15	(0.05)	0.10	(0.16)	–	–	(0.16)
12/31/2022	9.85	0.25	(1.76)	(1.51)	(0.16)	–	(0.10)	(0.26)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	–	(0.50)
12/31/2020	10.13	0.26	0.57	0.83	(0.33)	–	–	(0.33)
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	–	(0.41)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.13	(0.27)	(0.14)	(0.15)	–	–	(0.15)
Class I
6/30/2023(c)	8.08	0.15	(0.05)	0.10	(0.16)	–	–	(0.16)
12/31/2022	9.85	0.25	(1.76)	(1.51)	(0.16)	–	(0.10)	(0.26)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	–	(0.50)
12/31/2020	10.13	0.26	0.56	0.82	(0.32)	–	–	(0.32)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	–	(0.40)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	–	(0.15)

68	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.03	1.31	(d)	0.78	(e)	2.87	(e)	3.58	(e)	$2,424	100	(d)
8.09	(15.44)		0.78		2.76		2.71		2,332	179
9.85	(3.02)		0.78		2.78		2.17		2,965	126
10.63	8.18		0.78		2.44		2.38		2,737	239
10.13	8.32		0.78		3.03		2.56		2,151	315

9.71	(1.42	)(d)(h)	0.78	(e)	2.77	(e)	2.64	(e)	1,969	123

8.03	1.00	(d)	1.40	(e)	3.48	(e)	2.96	(e)	237	100	(d)
8.08	(15.97)		1.40		3.38		2.07		239	179
9.85	(3.62)		1.40		3.42		1.56		330	126
10.63	7.52		1.39		3.05		1.77		294	239
10.13	7.48		1.56		3.81		1.78		277	315

9.71	(1.76	)(d)(h)	1.58	(e)	3.57	(e)	1.84	(e)	245	123

8.03	1.41	(d)	0.58	(e)	2.77	(e)	3.78	(e)	1,876	100	(d)
8.08	(15.36)		0.58		2.66		2.91		1,920	179
9.85	(2.73)		0.58		2.67		2.38		2,336	126
10.63	8.39		0.58		2.25		2.45		2,365	239
10.13	8.53		0.58		2.93		2.76		2,139	315

9.71	(1.33	)(d)(h)	0.58	(e)	2.67	(e)	2.84	(e)	1,971	123

8.02	1.41	(d)	0.57	(e)	2.66	(e)	3.79	(e)	1,289	100	(d)
8.08	(15.26)		0.57		2.57		2.92		1,298	179
9.85	(2.72)		0.56		2.57		2.41		1,581	126
10.63	8.37		0.51		2.23		2.65		1,707	239
10.13	8.66		0.46		2.78		2.88		1,607	315

9.71	(1.28	)(d)(h)	0.46	(e)	2.55	(e)	2.96	(e)	1,479	123

8.02	1.41	(d)	0.58	(e)	2.67	(e)	3.78	(e)	1,750	100	(d)
8.08	(15.27)		0.58		2.56		2.91		1,728	179
9.85	(2.74)		0.58		2.57		2.38		2,104	126
10.63	8.29		0.58		2.25		2.58		2,271	239
10.13	8.53		0.58		2.83		2.76		2,139	315

9.71	(1.33	)(d)(h)	0.58	(e)	2.57	(e)	2.84	(e)	1,971	123

See Notes to Financial Statements.	69

Financial Highlights (concluded)

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital	Total distri- butions
Class R3
6/30/2023(c)	$8.09	$0.13	$(0.05)	$0.08	$(0.14)	$–	$–	$(0.14)
12/31/2022	9.85	0.21	(1.75)	(1.54)	(0.12)	–	(0.10)	(0.22)
12/31/2021	10.63	0.19	(0.52)	(0.33)	(0.37)	(0.08)	–	(0.45)
12/31/2020	10.13	0.21	0.56	0.77	(0.27)	–	–	(0.27)
12/31/2019	9.71	0.23	0.54	0.77	(0.30)	(0.05)	–	(0.35)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.10	(0.26)	(0.16)	(0.13)	–	–	(0.13)
Class R4
6/30/2023(c)	8.09	0.14	(0.05)	0.09	(0.15)	–	–	(0.15)
12/31/2022	9.85	0.23	(1.75)	(1.52)	(0.14)	–	(0.10)	(0.24)
12/31/2021	10.63	0.22	(0.53)	(0.31)	(0.39)	(0.08)	–	(0.47)
12/31/2020	10.13	0.23	0.57	0.80	(0.30)	–	–	(0.30)
12/31/2019	9.71	0.25	0.54	0.79	(0.32)	(0.05)	–	(0.37)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.11	(0.26)	(0.15)	(0.14)	–	–	(0.14)
Class R5
6/30/2023(c)	8.08	0.15	(0.05)	0.10	(0.16)	–	–	(0.16)
12/31/2022	9.85	0.25	(1.76)	(1.51)	(0.16)	–	(0.10)	(0.26)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	–	(0.50)
12/31/2020	10.13	0.26	0.56	0.82	(0.32)	–	–	(0.32)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	–	(0.40)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	–	(0.15)
Class R6
6/30/2023(c)	8.08	0.15	(0.05)	0.10	(0.16)	–	–	(0.16)
12/31/2022	9.85	0.25	(1.76)	(1.51)	(0.16)	–	(0.10)	(0.26)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	–	(0.50)
12/31/2020	10.13	0.26	0.57	0.83	(0.33)	–	–	(0.33)
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	–	(0.41)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.13	(0.27)	(0.14)	(0.15)	–	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on 07/26/2018, SEC effective date and date shares first became available to the public was 8/1/2018.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2018 through 8/1/2018.
(h)	Total return for the period 8/1/2018 through 12/31/2018 was (1.51)% for Class A, (1.85)% for Class C, (1.43)% for Class F,(1.38)% for Class F3, (1.43)% for Class I, (1.64)% for Class R3, (1.53)% for Class R4, (1.43)% for Class R5 and (1.38)% for Class R6.

70	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.03	1.16	(d)	1.08	(e)	3.17	(e)	3.28	(e)	$249	100	(d)
8.09	(15.70)		1.08		3.06		2.41		249	179
9.85	(3.23)		1.08		3.07		1.88		294	126
10.63	7.75		1.08		2.75		2.08		281	239
10.13	8.00		1.08		3.33		2.26		265	315

9.71	(1.54	)(d)(h)	1.08	(e)	3.07	(e)	2.34	(e)	246	123

8.03	1.28	(d)	0.83	(e)	2.92	(e)	3.53	(e)	213	100	(d)
8.09	(15.57)		0.83		2.81		2.66		215	179
9.85	(2.98)		0.83		2.80		2.14		262	126
10.63	8.13		0.83		2.50		2.33		303	239
10.13	8.26		0.83		3.08		2.51		266	315

9.71	(1.44	)(d)(h)	0.83	(e)	2.82	(e)	2.59	(e)	246	123

8.02	1.41	(d)	0.58	(e)	2.67	(e)	3.78	(e)	214	100	(d)
8.08	(15.27)		0.58		2.56		2.91		216	179
9.85	(2.74)		0.58		2.57		2.38		263	126
10.63	8.29		0.58		2.25		2.58		284	239
10.13	8.53		0.58		2.83		2.76		267	315

9.71	(1.33	)(d)(h)	0.58	(e)	2.57	(e)	2.84	(e)	246	123

8.02	1.29	(d)	0.57	(e)	2.66	(e)	3.79	(e)	1,560	100	(d)
8.08	(15.27)		0.57		2.57		2.92		1,562	179
9.85	(2.72)		0.56		2.56		2.40		1,870	126
10.63	8.37		0.51		2.22		2.65		2,002	239
10.13	8.66		0.46		2.78		2.88		1,782	315

9.71	(1.28	)(d)(h)	0.46	(e)	2.56	(e)	2.96	(e)	1,611	123

See Notes to Financial Statements.	71

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Global Bond Fund (“Global Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund is diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund’s and Global Bond Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services.

Notes to Financial Statements (unaudited)(continued)

Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the

Notes to Financial Statements (unaudited)(continued)

Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the

Notes to Financial Statements (unaudited)(continued)

settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(n)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(o)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose each Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to each Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by each Fund may decline below the repurchase price.

For the six months ended June 30, 2023, the Funds did not invest in reverse repurchase agreements.

(p)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws

Notes to Financial Statements (unaudited)(continued)

money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. Bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Statements of Assets and Liabilities represent mark to market of the unfunded portion of each Fund’s floating rate notes.

As of June 30, 2023, the Funds did not have any unfunded loan commitments.

(q)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. A Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation

Notes to Financial Statements (unaudited)(continued)

is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(s)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund

First $1 billion	.50%
Over $1 million	.45%

Emerging Markets Corporate Debt Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Global Bond Fund

First $3 billion	.43%
Over $3 billion	.40%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.21%
Global Bond Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following administration fees during the six months ended June 30, 2023.

Fund	Fund Administration Fee
Emerging Markets Bond Fund	$3,192
Emerging Markets Corporate Debt Fund	3,177
Global Bond Fund	6,463

For the six months ended June 30, 2023 and continuing through April 2024, Lord Abbett has contractually agreed to waive its fees and reimburse its expenses to the extent necessary to limit the total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Effective May 1, 2023		Prior to May 1, 2023
	Classes*		Classes*
Fund	A, C, F, I, R3, R4, R5	F3 and R6	A, C, F, I, R3, R4, R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.70%	.85%	.71%
Global Bond Fund	.58%	.58%	.58%	.57%

*	If applicable.

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b–1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b–1 under the Act, which provides for the payment of ongoing distribution and service

Notes to Financial Statements (unaudited)(continued)

fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)(3)	Class R3**	Class R4
Service	.15%	.25%	–	.25%	.25%
Distribution	.05%	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	Each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Funds will bear 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the six months ended June 30, 2023 and continuing through April 30, 2024, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s and Global Bond Fund’s 0.10% Rule 12b-1 fee for Class F. These agreements may be terminated only by the Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended June 30, 2023:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Bond Fund	$ 73	$ 652
Emerging Markets Corporate Debt Fund	342	2,202
Global Bond Fund	–	–

Distributor received the following amount of CDSCs during the six months ended June 30, 2023:

	Class A	Class C
Emerging Markets Bond Fund	$1,177	$3
Emerging Markets Corporate Debt Fund	–	–
Global Bond Fund	–	–

Other Related Parties

As of June 30, 2023, the percentages of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 63% and 25% respectively.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Emerging Markets Bond Fund		Emerging Markets Corporate Debt Fund
	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$3,038,982	$7,998,546	$1,061,026	$3,112,518
Total distributions paid	$3,038,982	$7,998,546	$1,061,026	$3,112,518

	Global Bond Fund
	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$196,221	$189,409
Tax return of capital	–	125,016
Total distributions paid	$196,221	$314,425

As of December 31, 2022, the following funds had capital losses, which will carry forward indefinitely:

Emerging Markets Bond Fund	$125,102,249
Emerging Markets Corporate Debt Fund	10,502,302
Global Bond Fund	1,324,790

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Tax cost	$142,176,272	$36,522,144
Gross unrealized gain	588,038	353,038
Gross unrealized loss	(23,357,187)	(4,441,405)
Net unrealized security gain/(loss)	$(22,769,149)	$(4,088,367)

	Global Bond Fund
Tax cost	$10,951,470
Gross unrealized gain	114,868
Gross unrealized loss	(786,978)
Net unrealized security gain/(loss)	$ (672,110)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, certain securities, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Bond Fund	$ –	$32,307,455	$ –	$37,001,124
Emerging Markets Corporate Debt Fund	–	17,530,727	–	30,828,030
Global Bond Fund	6,500,313	3,503,608	6,053,912	3,976,840

*	Includes U.S. Government sponsored enterprises securities.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2023 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund entered into futures contracts during the six months ended June 30, 2023 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Each Fund entered into credit default swap contracts during the six months ended June 30, 2023 (as described in Note 2(i)) to hedge credit risk. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index or the referenced obligation in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par or the referenced obligation if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as realized gain or loss on swap contracts in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swap contracts are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swap contracts, the clearinghouse guarantees credit default swap contracts against default.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2023, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Emerging Markets Bond Fund
Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(1)		$229,030	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		–	$23,859
Futures Contracts(1)		$155,384	–

Emerging Markets Corporate Debt Fund
Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(3)		–	$226
Futures Contracts(1)		$91,175	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		–	$12,240
Futures Contracts(1)		$29,248	–

Global Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$5,865
Forward Foreign Currency Exchange Contracts(3)	–	$13,632	–
Futures Contracts(1)	$12,894	–	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$9,549
Forward Foreign Currency Exchange Contracts(2)	–	$100,620	–
Futures Contracts(1)	$10,766	–	–

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative investments for the six months ended June 30, 2023 were as follows:

Emerging Markets Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$476
Forward Foreign Currency Exchange Contracts(2)	–	$(23,883)	–
Futures Contracts(3)	$33,777	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$(9,339)	–
Futures Contracts(5)	$(121,892)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(6)	–	–	$185,714
Forward Foreign Currency Exchange Contracts(6)	–	$1,386,552	–
Futures Contracts(7)	334	–	–

Emerging Markets Corporate Debt Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$(29)
Forward Foreign Currency Exchange Contracts(2)	–	$(9,288)	–
Futures Contracts(3)	$(27,516)	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$(9,227)	–
Futures Contracts(5)	$18,625	–	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(6)	–	$570,174	–
Futures Contracts(7)	92	–	–

Global Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$(303)
Forward Foreign Currency Exchange Contracts(2)	–	$(11,369)	–
Futures Contracts(3)	$(6,451)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(8)	–	–	$3,498
Forward Foreign Currency Exchange Contracts(4)	–	$(145,589)	–
Futures Contracts(5)	$(18,974)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(6)	–	–	$362,429
Forward Foreign Currency Exchange Contracts(6)	–	$3,797,176	–
Futures Contracts(7)	12	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2023.
(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(6)	Amount represents notional amounts in U.S. dollars.
(7)	Amount represents number of contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Emerging Markets Bond Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,118,343	$–	$3,118,343
Total	$3,118,343	$–	$3,118,343

	Net Amount of Assets Presented	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,118,343	$–	$–	$(3,118,343)	$–
Total	$3,118,343	$–	$–	$(3,118,343)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$23,859	$–	$23,859
Total	$23,859	$–	$23,859

	Net Amounts of Liabilities Presented	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$23,859	$–	$–	$–	$23,859
Total	$23,859	$–	$–	$–	$23,859

Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$ 226	$–	$ 226
Repurchase Agreements	720,747	–	720,747
Total	$720,973	$–	$720,973

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$226	$(226)	$–	$–	$–
Fixed Income Clearing Corp.	720,747	–	–	(720,747)	–
Total	$720,973	$(226)	$–	$(720,747)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$12,240	$–	$12,240
Total	$12,240	$–	$12,240

	Net Amount of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$12,240	$(226)	$–	$–	$12,014
Total	$12,240	$(226)	$–	$–	$12,014

Global Bond Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$ 13,632	$–	$ 13,632
Repurchase Agreements	219,795	–	219,795
Total	$233,427	$–	$233,427

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$10,231	$(7,984)	$–	$–	$2,247
State Street Bank and Trust	3,401	(3,401)	–	–	–
Fixed Income Clearing Corp.	219,795	–	–	(219,795)	–
Total	$233,427	$(11,385)	$–	$(219,795)	$2,247

Notes to Financial Statements (unaudited)(continued)

Global Bond Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$100,620	$–	$100,620
Total	$100,620	$–	$100,620

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$1,506	$–	$–	$–	$1,506
J.P. Morgan	2,772	–	–	–	2,772
Morgan Stanley	7,984	(7,984)	–	–	–
State Street Bank and Trust	66,109	(3,401)	–	–	62,708
Toronto Dominion Bank	22,249	–	–	–	22,249
Total	$100,620	$(11,385)	$–	$–	$89,235

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2023.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses. The arrangement with the Funds’ prior transfer agent was discontinued effective March 6, 2023.

10.	LINE OF CREDIT

For the period ended June 30, 2023, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended June 30, 2023, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2023, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s net asset value.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023, the Funds did not loan any securities.

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Certain instruments in which the Funds may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund. Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than nonconvertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage. Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which a Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation. The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market

Notes to Financial Statements (unaudited)(continued)

conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Each Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds that are denominated in those currencies. The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

The Funds believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent each Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

Notes to Financial Statements (unaudited)(continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund	Six Months Ended June 30, 2023 (unaudited	)	Year Ended December 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	802,827	$3,252,213	990,641	$3,867,992
Reinvestment of distributions	47,325	188,923	107,729	443,547
Shares reacquired	(562,464)	(2,280,809)	(1,756,876)	(7,263,366)
Increase (decrease)	287,688	$1,160,327	(658,506)	$(2,951,827)
Class C Shares
Shares sold	63,580	$255,096	12,719	$60,680
Reinvestment of distributions	2,746	11,033	7,499	30,993
Shares reacquired	(52,675)	(212,757)	(65,577)	(269,078)
Increase (decrease)	13,651	$53,372	(45,359)	$(177,405)
Class F Shares
Shares sold	4,412	$17,844	91,611	$366,261
Reinvestment of distributions	3,478	13,934	16,642	69,410
Shares reacquired	(112,724)	(452,755)	(393,548)	(1,656,034)
Decrease	(104,834)	$(420,977)	(285,295)	$(1,220,363)
Class F3 Shares
Shares sold	11,907	$47,837	15,841	$65,669
Reinvestment of distributions	3,101	12,382	11,813	48,988
Shares reacquired	(87,909)	(356,535)	(140,172)	(589,052)
Decrease	(72,901)	$(296,316)	(112,518)	$(474,395)
Class I Shares
Shares sold	198,310	$793,215	204,829	$871,337
Reinvestment of distributions	693,655	2,766,507	1,787,074	7,344,061
Shares reacquired	(1,907,375)	(7,589,886)	(12,130,872)	(48,091,041)
Decrease	(1,015,410)	$(4,030,164)	(10,138,969)	$(39,875,643)
Class R3 Shares
Shares sold	11,082	$44,266	4,824	$20,020
Reinvestment of distributions	810	3,229	1,561	6,434
Shares reacquired	(5,334)	(21,582)	(14,785)	(63,494)
Increase (decrease)	6,558	$25,913	(8,400)	$(37,040)
Class R4 Shares
Shares sold	1,365	$5,482	5,380	$22,368
Reinvestment of distributions	227	903	629	2,591
Shares reacquired	(521)	(2,085)	(10,166)	(40,187)
Increase (decrease)	1,071	$4,300	(4,157)	$(15,228)
Class R6 Shares
Shares sold	4,096	$16,328	39,182	$161,210
Reinvestment of distributions	427	1,704	786	3,212
Shares reacquired	(36,313)	(143,807)	(3,620)	(13,432)
Increase (decrease)	(31,790)	$(125,775)	36,348	$150,990

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund	Six Months Ended June 30, 2023 (unaudited	)	Year Ended December 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	72,804	$940,515	36,376	$488,196
Reinvestment of distributions	11,833	152,419	27,493	360,604
Shares reacquired	(111,815)	(1,443,814)	(206,199)	(2,674,749)
Decrease	(27,178)	$(350,880)	(142,330)	$(1,825,949)
Class C Shares
Shares sold	12,327	$160,512	15,954	$202,602
Reinvestment of distributions	2,550	32,829	4,445	58,071
Shares reacquired	(5,086)	(65,954)	(18,309)	(239,672)
Increase	9,791	$127,387	2,090	$21,001
Class F Shares
Shares sold	223,249	$2,934,739	1,020,914	$13,899,730
Reinvestment of distributions	15,505	201,195	140,017	1,859,680
Shares reacquired	(1,574,551)	(20,375,698)	(3,697,362)	(48,023,200)
Decrease	(1,335,797)	$(17,239,764)	(2,536,431)	$(32,263,790)
Class I Shares
Shares sold	1,907,387	$24,670,358	1,664,516	$22,839,894
Reinvestment of distributions	51,021	654,614	62,663	807,799
Shares reacquired	(1,770,157)	(22,798,944)	(589,968)	(7,558,670)
Increase	188,251	$2,526,028	1,137,211	$16,089,023
Class R3 Shares
Shares sold	279	$3,602	417	$5,624
Reinvestment of distributions	25	326	182	2,427
Shares reacquired	(32)	(412)	(5,442)	(66,753)
Increase (decrease)	272	$3,516	(4,843)	$(58,702)
Class R4 Shares
Shares sold	15	$190	64	$883
Reinvestment of distributions	1	10	5	69
Shares reacquired	(27)	(346)	(591)	(8,003)
Decrease	(11)	$(146)	(522)	$(7,051)
Class R5 Shares
Shares sold	786	$10,050	1	$–
Reinvestment of distributions	11	146	62	815
Shares reacquired	(1,341)	(17,071)	(6)	(79)
Increase (decrease)	(544)	$(6,875)	57	$736
Class R6 Shares
Shares sold	8,569	$110,199	16,136	$213,149
Reinvestment of distributions	637	8,205	903	11,621
Shares reacquired	(13,843)	(178,867)	(2,250)	(30,865)
Increase (decrease)	(4,637)	$(60,463)	14,789	$193,905

Notes to Financial Statements (unaudited)(concluded)

Global Bond Fund	Six Months Ended June 30, 2023 (unaudited	)	Year Ended December 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,542	$110,170	15,601	$129,798
Reinvestment of distributions	1,516	12,324	2,783	23,360
Shares reacquired	(1,508)	(12,504)	(31,082)	(251,058)
Increase (decrease)	13,550	$109,990	(12,698)	$(97,900)
Class C Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	52	431	104	890
Shares reacquired	–	–	(4,057)	(35,454)
Increase (decrease)	52	$431	(3,953)	$(34,564)
Class F Shares
Shares sold	62	$500	1,748	$16,210
Reinvestment of distributions	13	110	115	965
Shares reacquired	(3,834)	(31,677)	(1,596)	(14,629)
Increase (decrease)	(3,759)	$(31,067)	267	$2,546
Class I Shares
Shares sold	4,372	$35,986	–	$–
Reinvestment of distributions	68	548	–	–
Shares reacquired	(7)	(52)	–	–
Increase	4,433	$36,482	–	$–
Class R3 Shares
Shares sold	186	$1,520	3,904	$35,382
Reinvestment of distributions	78	638	106	885
Shares reacquired	(96)	(781)	(3,074)	(28,066)
Increase	168	$1,377	936	$8,201
Class R6 Shares
Shares sold	1,399	$11,406	3,459	$28,437
Reinvestment of distributions	145	1,176	214	1,797
Shares reacquired	(403)	(3,244)	(382)	(3,138)
Increase	1,141	$9,338	3,291	$27,096

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Emerging Markets Corporate Debt Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and an appropriate benchmark as of various periods ended June 30, 2022. As to Emerging Markets Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods and below the median of the performance peer group for the ten-year period. As to Emerging Markets Corporate Debt Fund, the Board observed that the Fund’s investment

Approval of Advisory Contract (continued)

performance was above the median of the performance peer group for the one- and three-year periods and equal to the median of the performance peer group for the five-year period. As to Global Bond Fund, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the one-year period and below the median of the performance peer group for the three-year period. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of the Emerging Markets Bond Fund and the Global Bond Fund, the Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. As to the Emerging Markets Corporate Debt Fund, the Board observed that the net total expense ratio of the Fund was equal to the median of the expense peer group and that the actual management fee of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and with respect to each of the Emerging Markets Corporate Debt Fund and the Global Bond Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review each Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that each Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Global Fund, Inc.
Lord Abbett Emerging Markets Bond Fund

Lord Abbett Emerging Markets Corporate Debt Fund

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Global Bond Fund	LAGF-3 (08/23)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2023

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 28, 2023